WEALTH BUILDING OPPORTUNITY

N

National Security Variable Account N

Annual Report

DECEMBER 31, 2007

National Security Variable Account N

National Security Life and Annuity Co.
Binghamton, New York

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE CHIEF EXECUTIVE OFFICER

We are pleased to provide you with your copy of the 2007 National Security Variable Account N Annual Report. The report outlines the performance of the underlying portfolios owned by National Security Variable Account N for 2007. We’re pleased to share these results with you.

We appreciate you choosing a National Security Life and Annuity product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-877-446-6060.

John J. Palmer, FSA
Chief Executive Officer

ABOUT THIS REPORT

This report is a presentation of the National Security Variable Account N. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in National Security Variable Account N.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity
These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the underlying funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and the change in unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity
The Statements of Changes in Contract Owners’ Equity include increase or decrease in Contract Owners’ Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of these statements illustrate purchase payments, extra credit fund deposits, transfers to and from other subaccounts, transfers to and from fixed dollar contract, withdrawals and surrenders, surrender charges, annual contract fees, and annuity and death benefit payments. The sum of these two sections represents the Net Change in Contract Owners’ Equity which, when added to the beginning Contracts Owners’ Equity, equals Contract Owners’ Equity at the end of the reporting period. The Change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements
The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Ohio National Fund, Inc.:
Equity Subaccount 95,006 Shares (Cost $2,770,801)	$2,816,939	$2,816,939
Money Market Subaccount 501,564 Shares (Cost $5,015,645)	5,015,645	5,015,645
Bond Subaccount 122,733 Shares (Cost $1,368,683)	1,404,062	1,404,062
Omni Subaccount 2,690 Shares (Cost $36,498)	44,661	44,661
International Subaccount 379,772 Shares (Cost $4,400,879)	5,324,401	5,324,401
Capital Appreciation Subaccount 81,257 Shares (Cost $1,448,684)	1,661,714	1,661,714
Millennium Subaccount 5,081 Shares (Cost $107,293)	127,676	127,676
International Small Co. Subaccount 4,441 Shares (Cost $90,839)	121,199	121,199
Aggressive Growth Subaccount 10,992 Shares (Cost $101,421)	101,673	101,673
Small Cap Growth Subaccount 5,894 Shares (Cost $60,884)	73,911	73,911
Mid Cap Opportunity Subaccount 22,374 Shares (Cost $478,677)	503,423	503,423
S&P 500 Index Subaccount 25,925 Shares (Cost $381,419)	398,207	398,207
Blue Chip Subaccount 6,463 Shares (Cost $79,155)	76,333	76,333
High Income Bond Subaccount 49,539 Shares (Cost $455,570)	479,540	479,540
Capital Growth Subaccount 1,864 Shares (Cost $42,280)	43,935	43,935
Nasdaq-100 Index Subaccount 110,463 Shares (Cost $492,775)	592,082	592,082
Bristol Subaccount 95,727 Shares (Cost $1,196,803)	1,342,099	1,342,099
Bryton Growth Subaccount 72,393 Shares (Cost $875,093)	964,992	964,992
U.S. Equity Subaccount 77,951 Shares (Cost $987,411)	1,204,342	1,204,342
Balanced Subaccount 10,186 Shares (Cost $126,436)	149,738	149,738

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Ohio National Fund, Inc.: (continued)
Income Opportunity Subaccount 5,068 Shares (Cost $56,104)	$63,300	$63,300
Target VIP Subaccount 27,728 Shares (Cost $306,168)	339,111	339,111
Target Equity/Income Subaccount 140,599 Shares (Cost $1,630,695)	1,687,184	1,687,184

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 1,849 Shares (Cost $36,255)	40,741	40,741

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount 50,636 Shares (Cost $578,144)	581,299	581,299
U.S. Real Estate Subaccount 80,708 Shares (Cost $2,044,078)	1,761,059	1,761,059
International Growth Equity Subaccount 44,764 Shares (Cost $552,150)	542,094	542,094
Equity Growth Subaccount 651 Shares (Cost $12,461)	12,943	12,943

Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount 371,340 Shares (Cost $5,052,861)	4,652,890	4,652,890
Structured U.S. Equity Subaccount 72,245 Shares (Cost $956,079)	950,745	950,745
Capital Growth Subaccount 10,213 Shares (Cost $111,440)	130,012	130,012

Lazard Retirement Series, Inc.:
Emerging Markets Subaccount 51,215 Shares (Cost $1,191,702)	1,313,155	1,313,155
Small Cap Subaccount 14,600 Shares (Cost $195,781)	145,712	145,712
U.S. Strategic Equity Subaccount 4,739 Shares (Cost $57,689)	48,200	48,200
International Equity Subaccount 107,972 Shares (Cost $1,554,895)	1,441,429	1,441,429

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount 68,883 Shares (Cost $1,091,020)	1,086,974	1,086,974

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
The Prudential Series Fund, Inc.: (continued)
Jennison Subaccount 2,246 Shares (Cost $40,055)	$52,035	$52,035

UBS Series Trust — Class I:
U.S. Allocation Subaccount 1,268 Shares (Cost $15,118)	19,395	19,395

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 37,882 Shares (Cost $1,238,071)	1,349,727	1,349,727
VIP Contrafund Subaccount 83,533 Shares (Cost $2,517,005)	2,293,813	2,293,813
VIP Growth Subaccount 3,752 Shares (Cost $137,635)	167,548	167,548
VIP Equity-Income Subaccount 79,894 Shares (Cost $2,114,224)	1,883,091	1,883,091

Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount 5,625 Shares (Cost $143,551)	146,637	146,637
Worldwide Growth Subaccount 825 Shares (Cost $24,297)	28,903	28,903
Balanced Subaccount 1,602 Shares (Cost $44,647)	49,775	49,775
International Growth Subaccount 47,476 Shares (Cost $2,507,274)	3,062,687	3,062,687

J.P. Morgan Series Trust II:
Small Company Subaccount 11,436 Shares (Cost $194,386)	183,666	183,666
Mid Cap Value Subaccount 66,402 Shares (Cost $1,933,263)	2,036,554	2,036,554

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 179 Shares (Cost $2,670)	2,914	2,914
Investors Growth Stock Subaccount 5,143 Shares (Cost $44,428)	59,499	59,499
Mid Cap Growth Subaccount 57,103 Shares (Cost $415,692)	429,411	429,411
Total Return Subaccount 10,230 Shares (Cost $209,311)	219,326	219,326

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2007

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 157,877 Shares (Cost $1,969,061)	$1,984,509	$1,984,509
Total Return Subaccount 458,982 Shares (Cost $4,670,593)	4,814,726	4,814,726
Global Bond Subaccount 16,392 Shares (Cost $199,787)	209,485	209,485

Royce Capital Fund:
Micro-Cap Subaccount 27,120 Shares (Cost $381,312)	365,313	365,313
Small-Cap Subaccount 124,533 Shares (Cost $1,315,080)	1,240,346	1,240,346

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 8,048 Shares (Cost $334,423)	358,841	358,841

Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount 50,483 Shares (Cost $938,690)	1,022,273	1,022,273
Franklin Flex Cap Growth Securities Subaccount 91,500 Shares (Cost $1,162,848)	1,163,881	1,163,881
Franklin Income Securities Subaccount 40,184 Shares (Cost $704,764)	695,594	695,594

Legg Mason Partners Variable Equity Trust — Class I:
Fundamental Value Subaccount 4,749 Shares (Cost $111,541)	103,012	103,012
Investors Subaccount 665 Shares (Cost $11,658)	10,985	10,985

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 103,940 Shares (Cost $1,853,056)	1,805,438	1,805,438

Totals	$63,002,804	$63,002,804

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2007

	Ohio National Fund, Inc.
		Money				Capital		International
	Equity	Market	Bond	Omni	International	Appreciation	Millennium	Small Co.
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$1,241	$157,095	$0	$785	$0	$7,639	$0	$0
Risk & administrative expense (note 2)	(34,903)	(45,188)	(19,263)	(635)	(69,294)	(23,802)	(1,209)	(1,809)

Net investment activity	(33,662)	111,907	(19,263)	150	(69,294)	(16,163)	(1,209)	(1,809)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	27,176	(51)	3,682	605	154,511	50,701	503	18,824
Unrealized gain (loss)	(216,027)	0	47,204	1,722	264,858	3,978	18,649	3,588

Net gain (loss) on investments	(188,851)	(51)	50,886	2,327	419,369	54,679	19,152	22,412

Net increase (decrease) in contract owners’ equity from operations	$(222,513)	$111,856	$31,623	$2,477	$350,075	$38,516	$17,943	$20,603

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P 500		High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	Index	Blue Chip	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$0	$0	$0	$5,415	$934	$0	$0	$0
Risk & administrative expense (note 2)	(65)	(408)	(2,475)	(3,521)	(1,027)	(4,482)	(363)	(6,633)

Net investment activity	(65)	(408)	(2,475)	1,894	(93)	(4,482)	(363)	(6,633)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	46	897	3,633	3,197	2,980	2,617	154	19,809
Unrealized gain (loss)	253	2,810	15,136	(7,043)	(11,034)	7,100	1,352	58,184

Net gain (loss) on investments	299	3,707	18,769	(3,846)	(8,054)	9,717	1,506	77,993

Net increase (decrease) in contract owners’ equity from operations	$234	$3,299	$16,294	$(1,952)	$(8,147)	$5,235	$1,143	$71,360

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2007

	Ohio National Fund, Inc.
							Target
		Bryton			Income	Target	Equity/
	Bristol	Growth	U.S. Equity	Balanced	Opportunity	VIP	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(a)	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$7,063	$0	$4,248	$0	$0	$2,595	$22,019
Risk & administrative expense (note 2)	(15,659)	(10,290)	(15,921)	(1,998)	(816)	(4,092)	(15,353)

Net investment activity	(8,596)	(10,290)	(11,673)	(1,998)	(816)	(1,497)	6,666

Reinvested capital gains	0	0	0	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	24,396	14,510	4,312	225	60	2,983	2,899
Unrealized gain (loss)	47,496	41,878	131,587	16,295	4,662	22,091	55,547

Net gain (loss) on investments	71,892	56,388	135,899	16,520	4,722	25,074	58,446

Net increase (decrease) in contract owners’ equity from operations	$63,296	$46,098	$124,226	$14,522	$3,906	$23,577	$65,112

	Wells Fargo
	Advantage
	Variable Trust	Van Kampen Universal
	Funds	Institutional Funds — Class II				Goldman Sachs Variable Insurance Trust
		Core Plus	U.S. Real	International	Equity	Growth &	Structured	Capital
	Opportunity	Fixed Income	Estate	Growth Equity	Growth	Income	U.S. Equity	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$249	$1,413	$15,691	$702	$0	$82,391	$10,335	$240
Risk & administrative expense (note 2)	(576)	(1,554)	(21,329)	(1,891)	(41)	(46,215)	(13,447)	(1,743)

Net investment activity	(327)	(141)	(5,638)	(1,189)	(41)	36,176	(3,112)	(1,503)

Reinvested capital gains	5,846	0	145,630	11,154	0	424,240	72,520	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	144	329	(6,325)	3,053	2	11,848	13,898	2,072
Unrealized gain (loss)	(3,662)	3,962	(505,273)	(10,615)	482	(542,303)	(114,846)	9,907

Net gain (loss) on investments	(3,518)	4,291	(511,598)	(7,562)	484	(530,455)	(100,948)	11,979

Net increase (decrease) in contract owners’ equity from operations	$2,001	$4,150	$(371,606)	$2,403	$443	$(70,039)	$(31,540)	$10,476

(a)	Name change was effective May 1, 2007. Subaccount was formerly known as Covered Call.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2007

					The Prudential Series		UBS Series
	Lazard Retirement Series, Inc.				Fund, Inc.		Trust — Class I
			U.S.
	Emerging	Small	Strategic	International	Jennison		U.S.
	Markets	Cap	Equity	Equity	20/20 Focus	Jennison	Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$11,766	$0	$337	$24,200	$1,162	$0	$446
Risk & administrative expense (note 2)	(10,669)	(2,131)	(92)	(4,784)	(8,415)	(787)	(285)

Net investment activity	1,097	(2,131)	245	19,416	(7,253)	(787)	161

Reinvested capital gains	157,042	52,667	6,440	135,869	91,897	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	28,127	7,104	(9)	(7,663)	8,910	1,826	452
Unrealized gain (loss)	11,561	(70,542)	(9,489)	(113,466)	(61,074)	4,327	(440)

Net gain (loss) on investments	39,688	(63,438)	(9,498)	(121,129)	(52,164)	6,153	12

Net increase (decrease) in contract owners’ equity from operations	$197,827	$(12,902)	$(2,813)	$34,156	$32,480	$5,366	$173

	Fidelity Variable Insurance Products Fund —
	Service Class 2				Janus Aspen Series — Service Shares
				VIP
	VIP	VIP	VIP	Equity-	Large	Worldwide		International
	Mid Cap	Contrafund	Growth	Income	Cap Growth	Growth	Balanced	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$5,017	$14,477	$761	$30,197	$361	$128	$976	$12,004
Risk & administrative expense (note 2)	(14,188)	(21,006)	(1,946)	(22,069)	(67)	(261)	(561)	(32,654)

Net investment activity	(9,171)	(6,529)	(1,185)	8,128	294	(133)	415	(20,650)

Reinvested capital gains	71,388	493,138	92	152,579	0	0	0	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	20,171	10,847	17,883	(8,317)	2	70	1,330	158,398
Unrealized gain (loss)	34,771	(267,384)	8,597	(208,176)	3,085	1,013	2,115	446,480

Net gain (loss) on investments	54,942	(256,537)	26,480	(216,493)	3,087	1,083	3,445	604,878

Net increase (decrease) in contract owners’ equity from operations	$117,159	$230,072	$25,387	$(55,786)	$3,381	$950	$3,860	$584,228

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2007

			MFS Variable Insurance
	J.P. Morgan Series Trust II		Trust — Service Class
	Small	Mid Cap	New	Investors	Mid Cap	Total
	Company	Value	Discovery	Growth Stock	Growth	Return
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$15	$17,130	$0	$48	$0	$2,906
Risk & administrative expense (note 2)	(2,501)	(27,138)	(52)	(806)	(5,205)	(1,777)

Net investment activity	(2,486)	(10,008)	(52)	(758)	(5,205)	1,129

Reinvested capital gains	8,196	86,413	209	0	12,060	3,029

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	1,182	19,279	1,651	410	1,357	171
Unrealized gain (loss)	(22,826)	(90,312)	(1,729)	5,547	7,918	(606)

Net gain (loss) on investments	(21,644)	(71,033)	(78)	5,957	9,275	(435)

Net increase (decrease) in contract owners’ equity from operations	$(15,934)	$5,372	$79	$5,199	$16,130	$3,723

						Dreyfus
						Variable
						Investment
	PIMCO Variable Insurance Trust —					Fund —
	Administrative Shares			Royce Capital Fund		Service Shares
	Real	Total	Global
	Return	Return	Bond	Micro-Cap	Small-Cap	Appreciation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$88,657	$167,183	$5,496	$4,323	$617	$3,018
Risk & administrative expense (note 2)	(26,508)	(45,319)	(2,295)	(3,350)	(10,559)	(3,269)

Net investment activity	62,149	121,864	3,201	973	(9,942)	(251)

Reinvested capital gains	4,873	0	443	24,634	53,708	0

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	(12,934)	16,425	(120)	3,770	8,393	5,312
Unrealized gain (loss)	118,236	157,588	12,083	(27,768)	(121,088)	8,392

Net gain (loss) on investments	105,302	174,013	11,963	(23,998)	(112,695)	13,704

Net increase (decrease) in contract owners’ equity from operations	$172,324	$295,877	$15,607	$1,609	$(68,929)	$13,453

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2007

							Neuberger
							Berman
							Advisers
	Franklin Templeton Variable			Legg Mason Partners Variable			Management
	Insurance Products Trust — Class 2			Equity Trust — Class I (note 3)			Trust — S Class
		Franklin
	Templeton	Flex Cap	Franklin
	Foreign	Growth	Income		Fundamental		AMT
	Securities	Securities	Securities	All Cap	Value	Investors	Regency	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts
	2007	2007	2007	2007	2007	2007	2007	2007

Investment activity:
Reinvested dividends	$9,295	$0	$13,341	$265	$1,286	$140	$6,749	$742,356
Risk & administrative expense (note 2)	(7,400)	(2,475)	(6,024)	(408)	(884)	(76)	(17,539)	(649,502)

Net investment activity	1,895	(2,475)	7,317	(143)	402	64	(10,790)	92,854

Reinvested capital gains	21,200	0	2,474	4,602	4,975	273	43,778	2,091,369

Realized & unrealized gain (loss) on investments:
Realized gain (loss)	4,197	(1,948)	1,725	1,737	(1,196)	(1)	(11,980)	640,251
Unrealized gain (loss)	52,700	1,032	(11,708)	(1,750)	(8,529)	(673)	(63,643)	(857,820)

Net gain (loss) on investments	56,897	(916)	(9,983)	(13)	(9,725)	(674)	(75,623)	(217,569)

Net increase (decrease) in contract owners’ equity from operations	$79,992	$(3,391)	$(192)	$4,446	$(4,348)	$(337)	$(42,635)	$1,966,654

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(33,662)	$(20,553)	$111,907	$50,416	$(19,263)	$31,181	$150	$28
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	27,176	15,913	(51)	0	3,682	(547)	605	761
Unrealized gain (loss)	(216,027)	125,725	0	0	47,204	2,108	1,722	3,655

Net increase (decrease) in contract owners’ equity from operations	(222,513)	121,085	111,856	50,416	31,623	32,742	2,477	4,444

Equity transactions:
Contract purchase payments (note 1)	718,927	510,463	3,281,440	547,481	76,067	358,872	0	8,530
Extra credit fund deposit (note 1)	3,007	2,698	13,138	1,560	681	2,647	0	120
Transfers (to) and from other subaccounts	89,749	52,884	(1,857,193)	(11,173)	107,909	44,209	(1,563)	75
Transfers (to) and from fixed dollar contract	269,399	235,542	1,135,276	1,195,818	49,471	109,756	0	(4,689)
Withdrawals and surrenders	(49,819)	(98,799)	(59,941)	(143,808)	(55,689)	(2,783)	0	0
Surrender charge (note 2)	(2,209)	(2,168)	(858)	(8,945)	(2,436)	0	0	0
Annual contract charges (note 2)	(9,933)	(5,242)	(6,665)	(2,550)	(6,504)	(3,401)	(236)	(226)
Annuity and death benefit payments	(7,683)	(4,259)	(17,075)	(8,694)	(5,570)	(4,322)	0	0

Net equity transactions	1,011,438	691,119	2,488,122	1,569,689	163,929	504,978	(1,799)	3,810

Net change in contract owners’ equity	788,925	812,204	2,599,978	1,620,105	195,552	537,720	678	8,254
Contract owners’ equity:
Beginning of period	2,028,014	1,215,810	2,415,667	795,562	1,208,510	670,790	43,983	35,729

End of period	$2,816,939	$2,028,014	$5,015,645	$2,415,667	$1,404,062	$1,208,510	$44,661	$43,983

Change in units:
Beginning units	161,898	102,287	203,672	69,439	85,702	49,119	4,909	4,457

Units purchased	103,292	73,206	392,078	167,429	22,876	39,253	67	1,128
Units redeemed	(23,207)	(13,595)	(187,145)	(33,196)	(11,307)	(2,670)	(251)	(676)

Ending units	241,983	161,898	408,605	203,672	97,271	85,702	4,725	4,909

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	International		Capital Appreciation		Millennium		International Small Co.
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(69,294)	$(32,867)	$(16,163)	$(9,765)	$(1,209)	$(296)	$(1,809)	$(926)
Reinvested capital gains	0	0	0	0	0	0	0	3,089
Realized gain (loss)	154,511	34,994	50,701	5,857	503	(5)	18,824	3,827
Unrealized gain (loss)	264,858	456,273	3,978	174,719	18,649	1,735	3,588	11,830

Net increase (decrease) in contract owners’ equity from operations	350,075	458,400	38,516	170,811	17,943	1,434	20,603	17,820

Equity transactions:
Contract purchase payments (note 1)	1,091,138	1,261,012	86,853	427,440	43,850	0	17,460	47,998
Extra credit fund deposit (note 1)	5,124	9,450	412	4,617	1,010	0	298	0
Transfers (to) and from other subaccounts	(439,632)	(64,600)	(20,702)	(1,548)	(2,516)	0	(13,486)	(11,526)
Transfers (to) and from fixed dollar contract	418,171	640,209	24,999	262,740	14,895	51,490	6,656	13,295
Withdrawals and surrenders	(180,621)	(30,983)	(51,216)	(907)	0	0	(34,886)	0
Surrender charge (note 2)	(7,861)	(23)	(2,832)	0	0	0	(733)	0
Annual contract charges (note 2)	(22,795)	(9,649)	(9,420)	(4,362)	(430)	0	(636)	(373)
Annuity and death benefit payments	(23,751)	(15,591)	(13,095)	(7,773)	0	0	(281)	0

Net equity transactions	839,773	1,789,825	14,999	680,207	56,809	51,490	(25,608)	49,394

Net change in contract owners’ equity	1,189,848	2,248,225	53,515	851,018	74,752	52,924	(5,005)	67,214
Contract owners’ equity:
Beginning of period	4,134,553	1,886,328	1,608,199	757,181	52,924	0	126,204	58,990

End of period	$5,324,401	$4,134,553	$1,661,714	$1,608,199	$127,676	$52,924	$121,199	$126,204

Change in units:
Beginning units	346,797	186,377	82,206	44,421	6,858	0	7,252	4,224

Units purchased	124,577	180,128	11,649	40,295	6,796	6,858	1,845	3,908
Units redeemed	(57,957)	(19,708)	(10,944)	(2,510)	(341)	0	(3,109)	(880)

Ending units	413,417	346,797	82,911	82,206	13,313	6,858	5,988	7,252

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Aggressive
	Growth	Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount	Subaccount		Subaccount		Subaccount
	2007	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(65)	$(408)	$(340)	$(2,475)	$(676)	$1,894	$(1,267)
Reinvested capital gains	0	0	0	0	0	0	0
Realized gain (loss)	46	897	389	3,633	1,647	3,197	29,248
Unrealized gain (loss)	253	2,810	5,352	15,136	3,444	(7,043)	(1,901)

Net increase (decrease) in contract owners’ equity from operations	234	3,299	5,401	16,294	4,415	(1,952)	26,080

Equity transactions:
Contract purchase payments (note 1)	88,160	43,040	0	304,453	7,780	178,300	0
Extra credit fund deposit (note 1)	3,526	1,722	0	5,221	90	0	0
Transfers (to) and from other subaccounts	(447)	(1,665)	(732)	90,843	869	(17,647)	0
Transfers (to) and from fixed dollar contract	10,200	0	0	31,957	(4,971)	112,721	0
Withdrawals and surrenders	0	0	0	(61)	0	0	(217,267)
Surrender charge (note 2)	0	0	0	0	0	0	0
Annual contract charges (note 2)	0	(115)	(98)	(210)	(204)	(512)	(452)
Annuity and death benefit payments	0	0	0	(133)	0	0	(23,961)

Net equity transactions	101,439	42,982	(830)	432,070	3,564	272,862	(241,680)

Net change in contract owners’ equity	101,673	46,281	4,571	448,364	7,979	270,910	(215,600)
Contract owners’ equity:
Beginning of period	0	27,630	23,059	55,059	47,080	127,297	342,897

End of period	$101,673	$73,911	$27,630	$503,423	$55,059	$398,207	$127,297

Change in units:
Beginning units	0	4,188	4,329	3,431	3,172	9,881	30,265

Units purchased	13,591	5,977	46	24,020	650	21,084	0
Units redeemed	(58)	(255)	(187)	(574)	(391)	(1,512)	(20,384)

Ending units	13,533	9,910	4,188	26,877	3,431	29,453	9,881

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Blue Chip		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(93)	$(548)	$(4,482)	$(1,807)	$(363)	$(14)	$(6,633)	$(4,926)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	2,980	16,004	2,617	203	154	0	19,809	13,922
Unrealized gain (loss)	(11,034)	(4,337)	7,100	14,130	1,352	304	58,184	21,101

Net increase (decrease) in contract owners’ equity from operations	(8,147)	11,119	5,235	12,526	1,143	290	71,360	30,097

Equity transactions:
Contract purchase payments (note 1)	0	0	30,875	143,203	20,269	0	7,847	108,809
Extra credit fund deposit (note 1)	0	0	149	60	0	0	112	1,222
Transfers (to) and from other subaccounts	2,443	0	147,293	626	(369)	0	(69,962)	24,825
Transfers (to) and from fixed dollar contract	41,836	38,347	51,957	18,819	18,555	5,447	181,135	78,870
Withdrawals and surrenders	(26,935)	(141,498)	(1,732)	(1,963)	(1,121)	0	(14,761)	(141,290)
Surrender charge (note 2)	(30)	0	0	0	0	0	(838)	0
Annual contract charges (note 2)	(467)	(15)	(1,056)	(270)	(145)	0	(2,539)	(1,083)
Annuity and death benefit payments	0	(15,650)	(1,692)	(659)	(134)	0	(2,663)	(17,650)

Net equity transactions	16,847	(118,816)	225,794	159,816	37,055	5,447	98,331	53,703

Net change in contract owners’ equity	8,700	(107,697)	231,029	172,342	38,198	5,737	169,691	83,800
Contract owners’ equity:
Beginning of period	67,633	175,330	248,511	76,169	5,737	0	422,391	338,591

End of period	$76,333	$67,633	$479,540	$248,511	$43,935	$5,737	$592,082	$422,391

Change in units:
Beginning units	5,335	15,869	17,573	5,904	270	0	102,537	86,415

Units purchased	3,522	3,294	18,059	11,985	1,690	270	39,675	55,965
Units redeemed	(2,167)	(13,828)	(2,312)	(316)	(75)	0	(20,643)	(39,843)

Ending units	6,690	5,335	33,320	17,573	1,885	270	121,569	102,537

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Ohio National Fund, Inc.
	Bristol		Bryton Growth		U.S. Equity		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(8,596)	$(4,771)	$(10,290)	$(3,980)	$(11,673)	$(5,520)	$(1,998)	$170
Reinvested capital gains	0	0	0	3,457	0	0	0	0
Realized gain (loss)	24,396	1,707	14,510	4,865	4,312	2,029	225	29
Unrealized gain (loss)	47,496	83,553	41,878	39,504	131,587	36,243	16,295	7,007

Net increase (decrease) in contract owners’ equity from operations	63,296	80,489	46,098	43,846	124,226	32,752	14,522	7,206

Equity transactions:
Contract purchase payments (note 1)	361,024	335,679	348,202	225,180	102,836	534,792	0	123,227
Extra credit fund deposit (note 1)	2,017	2,022	1,851	1,221	0	4,929	0	4,929
Transfers (to) and from other subaccounts	(27,827)	7,410	(43,596)	15,669	6,147	3,523	0	0
Transfers (to) and from fixed dollar contract	120,742	134,497	114,078	70,566	4,845	4,845	0	0
Withdrawals and surrenders	(25,814)	(1,568)	(15,370)	(1,117)	(13,000)	(5,000)	0	0
Surrender charge (note 2)	(1,354)	0	(796)	0	0	0	0	0
Annual contract charges (note 2)	(4,970)	(1,761)	(2,949)	(991)	(2,464)	(1,646)	(146)	0
Annuity and death benefit payments	(5,441)	(3,647)	(3,281)	(1,993)	0	0	0	0

Net equity transactions	418,377	472,632	398,139	308,535	98,364	541,443	(146)	128,156

Net change in contract owners’ equity	481,673	553,121	444,237	352,381	222,590	574,195	14,376	135,362
Contract owners’ equity:
Beginning of period	860,426	307,305	520,755	168,374	981,752	407,557	135,362	0

End of period	$1,342,099	$860,426	$964,992	$520,755	$1,204,342	$981,752	$149,738	$135,362

Change in units:
Beginning units	61,836	25,396	45,382	16,936	74,145	32,763	10,591	0

Units purchased	37,315	37,606	38,823	30,842	8,548	41,989	0	10,591
Units redeemed	(8,457)	(1,166)	(6,663)	(2,396)	(1,190)	(607)	(12)	0

Ending units	90,694	61,836	77,542	45,382	81,503	74,145	10,579	10,591

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

							Wells Fargo Advantage
	Ohio National Fund, Inc.						Variable Trust Funds
	Income Opportunity		Target VIP		Target Equity/Income		Opportunity
	Subaccount(a)		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(816)	$(329)	$(1,497)	$(1,208)	$6,666	$(65)	$(327)	$(631)
Reinvested capital gains	0	0	0	0	0	0	5,846	5,153
Realized gain (loss)	60	16	2,983	56	2,899	4	144	2,124
Unrealized gain (loss)	4,662	1,540	22,091	10,940	55,547	942	(3,662)	(2,194)

Net increase (decrease) in contract owners’ equity from operations	3,906	1,227	23,577	9,788	65,112	881	2,001	4,452

Equity transactions:
Contract purchase payments (note 1)	0	0	121,851	12,500	1,609,811	12,500	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	1,302	0	(244)	935	0	0	0	(10,877)
Transfers (to) and from fixed dollar contract	15,535	27,877	51,367	82,943	0	0	0	0
Withdrawals and surrenders	0	0	(1,909)	0	(1,025)	0	0	0
Surrender charge (note 2)	0	0	0	0	0	0	0	0
Annual contract charges (note 2)	(238)	0	(1,190)	(279)	(95)	0	(233)	(268)
Annuity and death benefit payments	0	0	(2,329)	(2,309)	0	0	0	0

Net equity transactions	16,599	27,877	167,546	93,790	1,608,691	12,500	(233)	(11,145)

Net change in contract owners’ equity	20,505	29,104	191,123	103,578	1,673,803	13,381	1,768	(6,693)
Contract owners’ equity:
Beginning of period	42,795	13,691	147,988	44,410	13,381	0	38,973	45,666

End of period	$63,300	$42,795	$339,111	$147,988	$1,687,184	$13,381	$40,741	$38,973

Change in units:
Beginning units	3,851	1,266	13,390	4,389	1,227	0	2,297	2,979

Units purchased	1,503	2,585	15,520	9,247	141,003	1,227	0	0
Units redeemed	(21)	0	(556)	(246)	(97)	0	(13)	(682)

Ending units	5,333	3,851	28,354	13,390	142,133	1,227	2,284	2,297

(a)	Name change was effective May 1, 2007. Subaccount was formerly known as Covered Call.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Van Kampen Universal Institutional Funds — Class II
	Core Plus				International		Equity
	Fixed Income		U.S. Real Estate		Growth Equity		Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006(b)	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(141)	$1,327	$(5,638)	$(3,247)	$(1,189)	$5	$(41)
Reinvested capital gains	0	278	145,630	47,833	11,154	0	0
Realized gain (loss)	329	(15)	(6,325)	18,847	3,053	0	2
Unrealized gain (loss)	3,962	(512)	(505,273)	165,710	(10,615)	559	482

Net increase (decrease) in contract owners’ equity from operations	4,150	1,078	(371,606)	229,143	2,403	564	443

Equity transactions:
Contract purchase payments (note 1)	252,796	8,195	673,331	352,085	310,111	15,000	0
Extra credit fund deposit (note 1)	2,338	0	3,487	2,144	1,876	0	0
Transfers (to) and from other subaccounts	254,523	0	249,124	(85,485)	175,796	0	0
Transfers (to) and from fixed dollar contract	33,136	0	183,760	138,209	36,833	0	12,500
Withdrawals and surrenders	(25,436)	0	(71,582)	(14,385)	(156)	0	0
Surrender charge (note 2)	(127)	0	(2,141)	0	0	0	0
Annual contract charges (note 2)	(88)	(27)	(5,914)	(2,763)	(107)	0	0
Annuity and death benefit payments	(226)	0	(10,163)	(3,610)	(226)	0	0

Net equity transactions	516,916	8,168	1,019,902	386,195	524,127	15,000	12,500

Net change in contract owners’ equity	521,066	9,246	648,296	615,338	526,530	15,564	12,943
Contract owners’ equity:
Beginning of period	60,233	50,987	1,112,763	497,425	15,564	0	0

End of period	$581,299	$60,233	$1,761,059	$1,112,763	$542,094	$15,564	$12,943

Change in units:
Beginning units	4,871	4,212	41,474	25,196	1,446	0	0

Units purchased	42,948	661	48,289	21,343	44,370	1,446	1,054
Units redeemed	(2,649)	(2)	(9,344)	(5,065)	(1,181)	0	0

Ending units	45,170	4,871	80,419	41,474	44,635	1,446	1,054

(b)	Period from May 1, 2006, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Goldman Sachs Variable Insurance Trust
	Growth & Income		Structured U.S. Equity		Capital Growth
	Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$36,176	$11,980	$(3,112)	$(278)	$(1,503)	$(1,862)
Reinvested capital gains	424,240	65,055	72,520	0	0	0
Realized gain (loss)	11,848	7,615	13,898	3,444	2,072	28,285
Unrealized gain (loss)	(542,303)	133,965	(114,846)	77,418	9,907	(10,467)

Net increase (decrease) in contract owners’ equity from operations	(70,039)	218,615	(31,540)	80,584	10,476	15,956

Equity transactions:
Contract purchase payments (note 1)	2,057,288	772,146	16,797	215,072	28,130	45,280
Extra credit fund deposit (note 1)	20,535	3,424	239	2,443	7	90
Transfers (to) and from other subaccounts	400,830	(42,126)	86,494	(68)	4,619	1,919
Transfers (to) and from fixed dollar contract	461,199	269,024	25,870	163,415	0	(4,724)
Withdrawals and surrenders	(45,703)	(4,285)	(39,526)	(451)	(5,793)	(210,442)
Surrender charge (note 2)	(2,126)	0	(1,943)	0	(194)	0
Annual contract charges (note 2)	(10,689)	(3,923)	(5,299)	(2,336)	(314)	(273)
Annuity and death benefit payments	(18,409)	(5,979)	(6,426)	(4,257)	(1,787)	(23,674)

Net equity transactions	2,862,925	988,281	76,206	373,818	24,668	(191,824)

Net change in contract owners’ equity	2,792,886	1,206,896	44,666	454,402	35,144	(175,868)
Contract owners’ equity:
Beginning of period	1,860,004	653,108	906,079	451,677	94,868	270,736

End of period	$4,652,890	$1,860,004	$950,745	$906,079	$130,012	$94,868

Change in units:
Beginning units	153,962	65,614	71,908	39,909	8,295	25,344

Units purchased	244,259	96,136	11,969	34,110	3,248	4,301
Units redeemed	(13,696)	(7,788)	(6,096)	(2,111)	(1,076)	(21,350)

Ending units	384,525	153,962	77,781	71,908	10,467	8,295

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Lazard Retirement Series, Inc.
					U.S.
					Strategic	International
	Emerging Markets		Small Cap		Equity	Equity
	Subaccount		Subaccount		Subaccount	Subaccount
	2007	2006	2007	2006	2007	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,097	$(2,360)	$(2,131)	$(3,163)	$245	$19,416
Reinvested capital gains	157,042	17,696	52,667	18,821	6,440	135,869
Realized gain (loss)	28,127	7,836	7,104	6,129	(9)	(7,663)
Unrealized gain (loss)	11,561	46,051	(70,542)	10,205	(9,489)	(113,466)

Net increase (decrease) in contract owners’ equity from operations	197,827	69,223	(12,902)	31,992	(2,813)	34,156

Equity transactions:
Contract purchase payments (note 1)	601,138	104,912	0	7,424	0	674,980
Extra credit fund deposit (note 1)	8,324	0	0	120	0	4,349
Transfers (to) and from other subaccounts	17,401	7,001	(68,508)	(52,478)	0	309,331
Transfers (to) and from fixed dollar contract	87,358	24,606	36,105	25,939	51,013	419,672
Withdrawals and surrenders	(3,494)	(3,161)	(24,555)	(525)	0	(313)
Surrender charge (note 2)	(106)	(220)	0	(33)	0	0
Annual contract charges (note 2)	(1,282)	(498)	(292)	(379)	0	(197)
Annuity and death benefit payments	(4,382)	(206)	0	0	0	(549)

Net equity transactions	704,957	132,434	(57,250)	(19,932)	51,013	1,407,273

Net change in contract owners’ equity	902,784	201,657	(70,152)	12,060	48,200	1,441,429
Contract owners’ equity:
Beginning of period	410,371	208,714	215,864	203,804	0	0

End of period	$1,313,155	$410,371	$145,712	$215,864	$48,200	$1,441,429

Change in units:
Beginning units	16,033	10,450	11,387	12,307	0	0

Units purchased	26,318	6,867	2,562	2,583	3,970	97,124
Units redeemed	(3,385)	(1,284)	(5,562)	(3,503)	0	(2,027)

Ending units	38,966	16,033	8,387	11,387	3,970	95,097

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

					UBS Series Trust —
	The Prudential Series Fund, Inc.				Class I
	Jennison 20/20 Focus		Jennison		U.S. Allocation
	Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(7,253)	$(3,489)	$(787)	$(494)	$161	$199
Reinvested capital gains	91,897	12,635	0	0	0	0
Realized gain (loss)	8,910	1,289	1,826	219	452	74
Unrealized gain (loss)	(61,074)	20,646	4,327	336	(440)	1,515

Net increase (decrease) in contract owners’ equity from operations	32,480	31,081	5,366	61	173	1,788

Equity transactions:
Contract purchase payments (note 1)	346,391	123,724	16,540	0	0	0
Extra credit fund deposit (note 1)	4,974	0	7	0	0	0
Transfers (to) and from other subaccounts	270,838	(222)	(938)	1,028	117	(57)
Transfers (to) and from fixed dollar contract	61,417	58,470	0	0	0	0
Withdrawals and surrenders	(22,825)	(742)	(5,915)	0	(1,429)	0
Surrender charge (note 2)	(656)	0	(198)	0	0	0
Annual contract charges (note 2)	(2,301)	(859)	(99)	(63)	(110)	(98)
Annuity and death benefit payments	(2,125)	0	0	0	0	0

Net equity transactions	655,713	180,371	9,397	965	(1,422)	(155)

Net change in contract owners’ equity	688,193	211,452	14,763	1,026	(1,249)	1,633
Contract owners’ equity:
Beginning of period	398,781	187,329	37,272	36,246	20,644	19,011

End of period	$1,086,974	$398,781	$52,035	$37,272	$19,395	$20,644

Change in units:
Beginning units	28,504	15,003	5,159	5,015	1,981	1,997

Units purchased	45,764	14,004	2,342	234	12	2
Units redeemed	(2,914)	(503)	(954)	(90)	(140)	(18)

Ending units	71,354	28,504	6,547	5,159	1,853	1,981

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Fidelity Variable Insurance Products Fund — Service Class 2
	VIP Mid Cap		VIP Contrafund		VIP Growth		VIP Equity-Income
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,171)	$(7,146)	$(6,529)	$(1,303)	$(1,185)	$(2,522)	$8,128	$7,277
Reinvested capital gains	71,388	72,058	493,138	56,451	92	0	152,579	41,280
Realized gain (loss)	20,171	31,912	10,847	79,743	17,883	17,469	(8,317)	584
Unrealized gain (loss)	34,771	(21,059)	(267,384)	(68,508)	8,597	1,366	(208,176)	(24,332)

Net increase (decrease) in contract owners’ equity from operations	117,159	75,765	230,072	66,383	25,387	16,313	(55,786)	24,809

Equity transactions:
Contract purchase payments (note 1)	444,252	197,556	1,105,452	211,363	7,119	0	1,007,490	528,060
Extra credit fund deposit (note 1)	7,394	1,202	20,271	0	0	0	3,993	68
Transfers (to) and from other subaccounts	(48,274)	13,855	(27,650)	23,104	(64,621)	(7,560)	(54,582)	1,999
Transfers (to) and from fixed dollar contract	203,587	75,427	354,348	149,172	61,223	38,789	393,317	64,473
Withdrawals and surrenders	(79,895)	(189,963)	(56,296)	(351,934)	(51,078)	(136,190)	(12,427)	(15,499)
Surrender charge (note 2)	(1,521)	0	(1,586)	(1,075)	(1,443)	(51)	(392)	(865)
Annual contract charges (note 2)	(4,382)	(1,972)	(3,296)	(1,048)	(155)	(154)	(3,324)	(88)
Annuity and death benefit payments	(7,982)	(22,649)	(10,233)	(39,444)	0	(14,948)	(11,078)	(1,137)

Net equity transactions	513,179	73,456	1,381,010	(9,862)	(48,955)	(120,114)	1,322,997	577,011

Net change in contract owners’ equity	630,338	149,221	1,611,082	56,521	(23,568)	(103,801)	1,267,211	601,820
Contract owners’ equity:
Beginning of period	719,389	570,168	682,731	626,210	191,116	294,917	615,880	14,060

End of period	$1,349,727	$719,389	$2,293,813	$682,731	$167,548	$191,116	$1,883,091	$615,880

Change in units:
Beginning units	35,351	31,059	52,985	53,409	27,932	45,303	41,953	1,139

Units purchased	31,225	16,503	108,556	33,500	8,222	6,374	108,687	42,191
Units redeemed	(8,636)	(12,211)	(8,557)	(33,924)	(16,601)	(23,745)	(21,916)	(1,377)

Ending units	57,940	35,351	152,984	52,985	19,553	27,932	128,724	41,953

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Janus Aspen Series — Service Shares
	Large Cap
	Growth	Worldwide Growth		Balanced		International Growth
	Subaccount	Subaccount		Subaccount		Subaccount
	2007	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$294	$(133)	$39	$415	$359	$(20,650)	$2,625
Reinvested capital gains	0	0	0	0	0	0	0
Realized gain (loss)	2	70	27	1,330	15	158,398	4,474
Unrealized gain (loss)	3,085	1,013	2,257	2,115	2,699	446,480	96,325

Net increase (decrease) in contract owners’ equity from operations	3,381	950	2,323	3,860	3,073	584,228	103,424

Equity transactions:
Contract purchase payments (note 1)	0	11,389	0	0	0	1,752,020	633,729
Extra credit fund deposit (note 1)	0	0	0	0	0	17,049	87
Transfers (to) and from other subaccounts	143,256	0	0	1,926	26,949	(585,688)	(5,648)
Transfers (to) and from fixed dollar contract	0	0	0	16,333	0	474,967	83,908
Withdrawals and surrenders	0	0	0	(10,050)	0	(25,997)	(3,355)
Surrender charge (note 2)	0	0	0	0	0	0	0
Annual contract charges (note 2)	0	0	0	(4)	(14)	(4,760)	(365)
Annuity and death benefit payments	0	0	0	0	0	(17,879)	(424)

Net equity transactions	143,256	11,389	0	8,205	26,935	1,609,712	707,932

Net change in contract owners’ equity	146,637	12,339	2,323	12,065	30,008	2,193,940	811,356
Contract owners’ equity:
Beginning of period	0	16,564	14,241	37,710	7,702	868,747	57,391

End of period	$146,637	$28,903	$16,564	$49,775	$37,710	$3,062,687	$868,747

Change in units:
Beginning units	0	2,438	2,438	3,246	722	67,768	6,521

Units purchased	20,005	1,507	0	1,445	2,525	178,796	63,317
Units redeemed	0	0	0	(807)	(1)	(56,643)	(2,070)

Ending units	20,005	3,945	2,438	3,884	3,246	189,921	67,768

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	J.P. Morgan Series Trust II
	Small Company		Mid Cap Value
	Subaccount		Subaccount
	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,486)	$(1,253)	$(10,008)	$(9,155)
Reinvested capital gains	8,196	2,083	86,413	24,264
Realized gain (loss)	1,182	1,274	19,279	4,816
Unrealized gain (loss)	(22,826)	10,365	(90,312)	138,234

Net increase (decrease) in contract owners’ equity from operations	(15,934)	12,469	5,372	158,159

Equity transactions:
Contract purchase payments (note 1)	54,663	26,167	596,706	358,974
Extra credit fund deposit (note 1)	7	188	5,583	3,384
Transfers (to) and from other subaccounts	27,536	2,514	21,391	(5,603)
Transfers (to) and from fixed dollar contract	116	24,219	80,530	242,945
Withdrawals and surrenders	(5,459)	0	(86,302)	(610)
Surrender charge (note 2)	(183)	0	(3,342)	0
Annual contract charges (note 2)	(740)	(365)	(7,919)	(3,843)
Annuity and death benefit payments	(3,915)	(135)	(22,917)	(6,608)

Net equity transactions	72,025	52,588	583,730	588,639

Net change in contract owners’ equity	56,091	65,057	589,102	746,798
Contract owners’ equity:
Beginning of period	127,575	62,518	1,447,452	700,654

End of period	$183,666	$127,575	$2,036,554	$1,447,452

Change in units:
Beginning units	9,018	5,012	70,155	39,132

Units purchased	5,991	4,679	38,283	33,451
Units redeemed	(1,052)	(673)	(10,737)	(2,428)

Ending units	13,957	9,018	97,701	70,155

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	MFS Variable Insurance Trust — Service Class
	New Discovery		Investors Growth Stock		Mid Cap Growth		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(52)	$(160)	$(758)	$(724)	$(5,205)	$(405)	$1,129	$1,097
Reinvested capital gains	209	187	0	0	12,060	0	3,029	4,601
Realized gain (loss)	1,651	22	410	96	1,357	28	171	3,292
Unrealized gain (loss)	(1,729)	1,477	5,547	3,633	7,918	5,800	(606)	5,360

Net increase (decrease) in contract owners’ equity from operations	79	1,526	5,199	3,005	16,130	5,423	3,723	14,350

Equity transactions:
Contract purchase payments (note 1)	0	2,500	0	0	200,470	142,961	0	0
Extra credit fund deposit (note 1)	0	0	0	0	614	19	0	0
Transfers (to) and from other subaccounts	98	(79)	820	121	(70,028)	750	95,536	399
Transfers (to) and from fixed dollar contract	0	0	0	0	101,062	36,345	0	0
Withdrawals and surrenders	(11,136)	0	(1,004)	0	(1,250)	(1,109)	0	(36,185)
Surrender charge (note 2)	0	0	0	0	0	0	0	0
Annual contract charges (note 2)	(23)	(5)	(130)	(120)	(1,074)	0	(205)	(512)
Annuity and death benefit payments	0	0	0	0	(814)	(88)	0	0

Net equity transactions	(11,061)	2,416	(314)	1	228,980	178,878	95,331	(36,298)

Net change in contract owners’ equity	(10,982)	3,942	4,885	3,006	245,110	184,301	99,054	(21,948)
Contract owners’ equity:
Beginning of period	13,896	9,954	54,614	51,608	184,301	0	120,272	142,220

End of period	$2,914	$13,896	$59,499	$54,614	$429,411	$184,301	$219,326	$120,272

Change in units:
Beginning units	1,125	898	5,061	5,061	18,992	0	9,006	11,724

Units purchased	9	234	75	12	30,361	19,117	7,033	32
Units redeemed	(900)	(7)	(100)	(12)	(8,254)	(125)	(15)	(2,750)

Ending units	234	1,125	5,036	5,061	41,099	18,992	16,024	9,006

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	PIMCO Variable Insurance Trust — Administrative Shares
	Real Return		Total Return		Global Bond
	Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$62,149	$42,299	$121,864	$19,017	$3,201	$1,405
Reinvested capital gains	4,873	46,192	0	6,770	443	0
Realized gain (loss)	(12,934)	(4,171)	16,425	(1,154)	(120)	(870)
Unrealized gain (loss)	118,236	(88,308)	157,588	(6,643)	12,083	1,249

Net increase (decrease) in contract owners’ equity from operations	172,324	(3,988)	295,877	17,990	15,607	1,784

Equity transactions:
Contract purchase payments (note 1)	187,116	415,374	1,891,716	1,107,490	73,989	40,176
Extra credit fund deposit (note 1)	3,213	4,661	11,059	106	1,162	0
Transfers (to) and from other subaccounts	(52,108)	67,067	263,025	(17,805)	24,477	(12,813)
Transfers (to) and from fixed dollar contract	51,077	248,829	832,205	71,093	17,926	28,387
Withdrawals and surrenders	(58,184)	(20,344)	(36,893)	(10,523)	(41,257)	0
Surrender charge (note 2)	(3,128)	0	(700)	0	(712)	0
Annual contract charges (note 2)	(9,804)	(5,029)	(8,383)	(1,579)	(554)	(300)
Annuity and death benefit payments	(10,596)	(7,859)	(10,103)	(1,086)	0	0

Net equity transactions	107,586	702,699	2,941,926	1,147,696	75,031	55,450

Net change in contract owners’ equity	279,910	698,711	3,237,803	1,165,686	90,638	57,234
Contract owners’ equity:
Beginning of period	1,704,599	1,005,888	1,576,923	411,237	118,847	61,613

End of period	$1,984,509	$1,704,599	$4,814,726	$1,576,923	$209,485	$118,847

Change in units:
Beginning units	138,639	81,261	135,621	36,454	9,512	5,090

Units purchased	42,922	67,014	292,358	105,013	9,587	6,003
Units redeemed	(33,729)	(9,636)	(41,288)	(5,846)	(3,635)	(1,581)

Ending units	147,832	138,639	386,691	135,621	15,464	9,512

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

					Dreyfus Variable
					Investment Fund —
	Royce Capital Fund				Service Shares
	Micro-Cap		Small-Cap		Appreciation
	Subaccount		Subaccount		Subaccount
	2007	2006	2007	2006	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$973	$(1,041)	$(9,942)	$(3,204)	$(251)	$(207)
Reinvested capital gains	24,634	8,195	53,708	13,325	0	0
Realized gain (loss)	3,770	2,271	8,393	2,986	5,312	118
Unrealized gain (loss)	(27,768)	5,958	(121,088)	20,265	8,392	11,214

Net increase (decrease) in contract owners’ equity from operations	1,609	15,383	(68,929)	33,372	13,453	11,125

Equity transactions:
Contract purchase payments (note 1)	168,392	111,517	544,905	27,415	25,536	7,750
Extra credit fund deposit (note 1)	3,476	10	6,651	0	7	10
Transfers (to) and from other subaccounts	19,027	(2,657)	48,927	33,503	39,734	(123)
Transfers (to) and from fixed dollar contract	40,216	5,286	435,403	27,507	179,902	33,907
Withdrawals and surrenders	(33,283)	(9,431)	(41,483)	0	(5,827)	0
Surrender charge (note 2)	(702)	0	(988)	0	(196)	0
Annual contract charges (note 2)	(786)	(314)	(1,290)	(609)	(791)	(229)
Annuity and death benefit payments	(1,882)	(391)	(3,626)	(477)	(12)	0

Net equity transactions	194,458	104,020	988,499	87,339	238,353	41,315

Net change in contract owners’ equity	196,067	119,403	919,570	120,711	251,806	52,440
Contract owners’ equity:
Beginning of period	169,246	49,843	320,776	200,065	107,035	54,595

End of period	$365,313	$169,246	$1,240,346	$320,776	$358,841	$107,035

Change in units:
Beginning units	7,812	2,747	15,287	10,867	7,528	4,400

Units purchased	10,740	6,174	51,709	5,054	16,839	3,344
Units redeemed	(2,142)	(1,109)	(6,251)	(634)	(669)	(216)

Ending units	16,410	7,812	60,745	15,287	23,698	7,528

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Franklin Templeton Variable Insurance
	Products Trust — Class 2
			Franklin
			Flex Cap
	Templeton Foreign		Growth	Franklin Income
	Securities		Securities	Securities
	Subaccount		Subaccount	Subaccount
	2007	2006	2007	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,895	$(228)	$(2,475)	$7,317	$450
Reinvested capital gains	21,200	0	0	2,474	98
Realized gain (loss)	4,197	331	(1,948)	1,725	13
Unrealized gain (loss)	52,700	30,690	1,032	(11,708)	2,548

Net increase (decrease) in contract owners’ equity from operations	79,992	30,793	(3,391)	(192)	3,109

Equity transactions:
Contract purchase payments (note 1)	294,414	185,390	721,137	529,092	0
Extra credit fund deposit (note 1)	1,395	2,465	5,090	7,067	0
Transfers (to) and from other subaccounts	191,480	(3,023)	355,203	39,022	2,172
Transfers (to) and from fixed dollar contract	152,833	50,313	86,753	129,201	0
Withdrawals and surrenders	(2,578)	(1,102)	(243)	(23,749)	0
Surrender charge (note 2)	0	0	0	0	0
Annual contract charges (note 2)	(1,592)	(349)	0	0	(23)
Annuity and death benefit payments	(3,136)	(1,104)	(668)	(7,050)	0

Net equity transactions	632,816	232,590	1,167,272	673,583	2,149

Net change in contract owners’ equity	712,808	263,383	1,163,881	673,391	5,258
Contract owners’ equity:
Beginning of period	309,465	46,082	0	22,203	16,945

End of period	$1,022,273	$309,465	$1,163,881	$695,594	$22,203

Change in units:
Beginning units	23,109	4,122	0	1,837	1,635

Units purchased	45,495	19,452	89,798	56,747	204
Units redeemed	(1,698)	(465)	(715)	(2,448)	(2)

Ending units	66,906	23,109	89,083	56,136	1,837

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2007 and 2006

	Legg Mason Partners Variable				Neuberger Berman
	Equity Trust — Class I (note 3)				Advisers Management
			Fundamental		Trust — S Class
	All Cap		Value	Investors	AMT Regency		Total
	Subaccount		Subaccount	Subaccount	Subaccounts		Subaccounts
	2007	2006	2007	2007	2007	2006(b)	2007	2006

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(143)	$678	$402	$64	$(10,790)	$(448)	$92,854	$37,374
Reinvested capital gains	4,602	2,962	4,975	273	43,778	6,682	2,091,369	459,165
Realized gain (loss)	1,737	8	(1,196)	(1)	(11,980)	306	640,251	350,356
Unrealized gain (loss)	(1,750)	1,750	(8,529)	(673)	(63,643)	16,024	(857,820)	1,585,463

Net increase (decrease) in contract owners’ equity from operations	4,446	5,398	(4,348)	(337)	(42,635)	22,564	1,966,654	2,432,358

Equity transactions:
Contract purchase payments (note 1)	0	83,750	15,000	0	1,007,737	439,504	24,148,500	10,828,980
Extra credit fund deposit (note 1)	0	0	0	0	3,900	68	182,335	56,054
Transfers (to) and from other subaccounts	(93,418)	25	94,331	0	(17,884)	2,772	0	0
Transfers (to) and from fixed dollar contract	0	0	0	11,322	359,753	42,819	8,064,732	4,859,759
Withdrawals and surrenders	0	0	0	0	(3,639)	(2,963)	(1,368,657)	(1,800,182)
Surrender charge (note 2)	0	0	0	0	0	0	(42,331)	(13,380)
Annual contract charges (note 2)	(201)	0	(349)	0	(2,831)	0	(153,233)	(61,007)
Annuity and death benefit payments	0	0	(1,622)	0	(3,398)	(329)	(244,332)	(240,913)

Net equity transactions	(93,619)	83,775	107,360	11,322	1,343,638	481,871	30,587,014	13,629,311

Net change in contract owners’ equity	(89,173)	89,173	103,012	10,985	1,301,003	504,435	32,553,668	16,061,669
Contract owners’ equity:
Beginning of period	89,173	0	0	0	504,435	0	30,449,136	14,387,467

End of period	$0	$89,173	$103,012	$10,985	$1,805,438	$504,435	$63,002,804	$30,449,136

Change in units:
Beginning units	4,580	0	0	0	49,527	0	2,338,730	1,244,048

Units purchased	9	4,580	5,401	677	144,276	49,850	2,914,492	1,388,812
Units redeemed	(4,589)	0	(100)	0	(19,428)	(323)	(638,800)	(294,130)

Ending units	0	4,580	5,301	677	174,375	49,527	4,614,422	2,338,730

(b)	Period from May 1, 2006, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Notes to Financial Statements	December 31, 2007

(1)	Basis of Presentation and Summary of Significant Accounting Policies

National Security Variable Account N (the Account) is a separate account of National Security Life and Annuity Company (“NSLA”) and all obligations arising under variable annuity contracts are general corporate obligations of NSLA. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account commenced operations on March 18, 2003.

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund, Inc.:  Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small Co., Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Blue Chip, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, U.S. Equity, Balanced, Income Opportunity, Target VIP, and Target Equity/Income

Wells Fargo Advantage Variable Trust Funds:  Opportunity

Van Kampen Universal Institutional Funds — Class II:  Core Plus Fixed Income, U.S. Real Estate, International Growth Equity, and Equity Growth

Goldman Sachs Variable Insurance Trust:  Growth & Income, Structured U.S. Equity, and Capital Growth

Lazard Retirement Series, Inc.:  Emerging Markets, Small Cap, U.S. Strategic Equity, and International Equity

The Prudential Series Fund, Inc.:  Jennison 20/20 Focus and Jennison

UBS Series Trust — Class I:  U.S. Allocation

Fidelity Variable Insurance Products Fund — Service Class 2:  VIP Mid Cap, VIP Contrafund, VIP Growth, and VIP Equity-Income

Janus Aspen Series — Service Shares:  Large Cap Growth, Worldwide Growth, Balanced, and International Growth

J.P. Morgan Series Trust II:  Small Company and Mid Cap Value

MFS Variable Insurance Trust — Service Class:  New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

PIMCO Variable Insurance Trust — Administrative Shares:  Real Return, Total Return, and Global Bond

Royce Capital Fund:  Micro-Cap and Small-Cap

Dreyfus Variable Investment Fund — Service Shares:  Appreciation

Franklin Templeton Variable Insurance Products Trust — Class 2:  Templeton Foreign Securities, Franklin Flex Cap Growth Securities, and Franklin Income Securities

Legg Mason Partners Variable Equity Trust — Class I:  Fundamental Value and Investors

Neuberger Berman Advisers Management Trust — S Class:  AMT Regency

The underlying funds in which the subaccounts invests are diversified open-end management investment companies. The funds investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2007. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of The Ohio National Life Insurance Company (“ONLIC”), performs investment advisory services on behalf of the Ohio National Fund, Inc. in which the Account invests. NSLA is a subsidiary of ONLIC. For these services, ONI received fees of approximately $17.7 million and $14.6 million for the years ended December 31, 2007 and 2006, respectively.

For certain products, NSLA credits an extra amount to the contract holder’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the accounts of NSLA. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed account benefit.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds with similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

NSLA offers deferred variable annuity contracts through the Account. The primary distribution for the contracts is conducted by an affiliate although other means of distributions may be utilized.

(2)	Risk & Administrative Expense and Contract Charges

Although variable annuity payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk under the contracts. NSLA charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, NSLA charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by NSLA is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

The table on the following pages illustrates product and contract level charges by product:

These basic charges are assessed through reduction of daily unit values:

			NScore	NScore
	NScore Xtra	NScore Lite	Premier	Value

Mortality and Expense Risk Fees	1.15%	1.15%	1.15%	0.65%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.40%	1.40%	1.40%	0.90%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	$30	$30	$30	$30

Transfer Fee
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by NSLA when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	Ranges from 9% during the first year to 0% in the ninth year	Ranges from 7% during the first year to 0% in the fourth year	6% in the first year to 0% in the seventh year	6% in the first year to 0% in the seventh year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.5% to 5.0%	0.0% to 5.0%	0.5% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider 80 Plus (“GMDBR80 Plus”)	0.25%	0.25%	0.25%	0.25%
Optional Guaranteed Minimum Death Benefit Rider 85 Plus (“GMDBR85 Plus”)	0.45%	0.45%	0.45%	0.45%
Annual Reset Death Benefit Rider (“ARDBR”)	0.60%	0.60%	0.60%	0.60%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

			NScore	NScore
	NScore Xtra	NScore Lite	Premier	Value

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%	0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base
GMIB	0.45%	0.45%	0.45%	0.45%
GMIB Plus	0.50%	0.50%	0.50%	0.50%
GMIB Plus with Five Year Reset	0.50%	0.50%	0.50%	0.50%
GMIB Plus with Annual Reset	0.65%	0.65%	0.65%	0.65%

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount	0.20%	0.20%	0.20%	0.20%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments
GPA with 8% guarantee	0.50%	0.50%	0.50%	0.50%
GPA with 7% guarantee	0.40%	0.40%	0.40%	0.40%

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Fund Mergers

Effective April 8, 2005, the Strong Variable Insurance Funds, Inc. — Opportunity II had a fund reorganization resulting in the newly created Wells Fargo Advantage Variable Trust Funds — Opportunity Fund.

Effective April 27, 2007, the Legg Mason Partners Variable Portfolios I, Inc. had a fund reorganization resulting in the newly created Legg Mason Partners Variable Equity Trust — Class I. All Cap Portfolio was merged into Fundamental Value Portfolio, Total Return Portfolio was merged into Capital and Income Portfolio, and Investors Portfolio had no change.

(4)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of NSLA under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, NSLA does not provide income taxes within the Account.

(5)	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Account does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value (fair value represents the portion of contract owners’ equity for contracts in the accumulation period, and excludes the portion of contract owners’ equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.:
Equity Subaccount
2007
NScore Xtra	51,632	$11.604134	$599,149	1.4%	−7.20%	0.05%
NScore Lite	154,528	$11.604134	$1,793,151	1.4%	−7.20%	0.05%
NScore Premier	17,889	$11.604134	$207,588	1.4%	−7.20%	0.05%
NScore Value	17,934	$12.102729	$217,051	0.9%	−6.73%	0.07%

	241,983		$2,816,939

2006
NScore Xtra	42,329	$12.504004	$529,265	1.4%	5.20%	0.00%
NScore Lite	97,553	$12.504004	$1,219,805	1.4%	5.20%	0.00%
NScore Premier	14,303	$12.504004	$178,850	1.4%	5.20%	0.00%
NScore Value	7,713	$12.976550	$100,094	0.9%	17.19%	0.00%	8/4/06

	161,898		$2,028,014

2005
NScore Xtra	37,535	$11.886220	$446,157	1.4%	4.64%	0.00%
NScore Lite	59,590	$11.886220	$708,302	1.4%	4.64%	0.00%
NScore Premier	5,162	$11.886220	$61,351	1.4%	4.64%	0.00%

	102,287		$1,215,810

2004
NScore Xtra	32,415	$11.358762	$368,196	1.4%	10.88%	0.08%
NScore Lite	12,714	$11.358762	$144,419	1.4%	10.88%	0.08%

	45,129		$512,615

2003
NScore Xtra	9,995	$10.244290	$102,390	1.4%	42.36%	0.12%
NScore Lite	4,600	$10.244290	$47,124	1.4%	42.36%	0.12%

	14,595		$149,514

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Money Market Subaccount
2007
NScore Xtra	202,752	$12.251911	$2,484,096	1.4%	3.50%	4.77%
NScore Lite	160,438	$12.251911	$1,965,674	1.4%	3.50%	4.77%
NScore Premier	29,671	$12.251911	$363,528	1.4%	3.50%	4.77%
NScore Value	15,744	$12.852161	$202,347	0.9%	4.01%	4.83%

	408,605		$5,015,645

2006
NScore Xtra	132,517	$11.837926	$1,568,734	1.4%	3.32%	4.76%
NScore Lite	51,761	$11.837926	$612,739	1.4%	3.32%	4.76%
NScore Premier	10,501	$11.837926	$124,311	1.4%	3.32%	4.76%
NScore Value	8,893	$12.356324	$109,883	0.9%	1.66%	4.94%	8/4/06

	203,672		$2,415,667

2005
NScore Xtra	35,467	$11.457019	$406,336	1.4%	1.52%	2.92%
NScore Lite	32,879	$11.457019	$376,699	1.4%	1.52%	2.92%
NScore Premier	1,093	$11.457019	$12,527	1.4%	1.52%	2.92%

	69,439		$795,562

2004
NScore Xtra	36,511	$11.285650	$412,052	1.4%	−0.39%	1.26%
NScore Lite	26,305	$11.285650	$296,871	1.4%	−0.39%	1.26%

	62,816		$708,923

2003
NScore Xtra	2,445	$11.329626	$27,699	1.4%	−0.65%	0.66%
NScore Lite	1,209	$11.329626	$13,697	1.4%	−0.65%	0.66%

	3,654		$41,396

Bond Subaccount
2007
NScore Xtra	28,612	$14.386776	$411,638	1.4%	2.28%	0.00%
NScore Lite	52,795	$14.386776	$759,542	1.4%	2.28%	0.00%
NScore Premier	9,274	$14.386776	$133,422	1.4%	2.28%	0.00%
NScore Value	6,590	$15.091563	$99,460	0.9%	2.79%	0.00%

	97,271		$1,404,062

2006
NScore Xtra	24,198	$14.066421	$340,389	1.4%	3.00%	4.52%
NScore Lite	47,981	$14.066421	$674,918	1.4%	3.00%	4.52%
NScore Premier	8,680	$14.066421	$122,096	1.4%	3.00%	4.52%
NScore Value	4,843	$14.682343	$71,107	0.9%	2.94%	20.12%	8/4/06

	85,702		$1,208,510

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Bond Subaccount (continued)
2005
NScore Xtra	16,478	$13.656320	$225,026	1.4%	−0.96%	5.88%
NScore Lite	30,797	$13.656320	$420,579	1.4%	−0.96%	5.88%
NScore Premier	1,844	$13.656320	$25,185	1.4%	−0.96%	5.88%

	49,119		$670,790

2004
NScore Xtra	9,082	$13.789373	$125,241	1.4%	4.42%	0.00%
NScore Lite	9,542	$13.789373	$131,570	1.4%	4.42%	0.00%

	18,624		$256,811

2003
NScore Xtra	3,705	$13.205450	$48,931	1.4%	8.94%	10.94%
NScore Lite	283	$13.205450	$3,734	1.4%	8.94%	10.94%

	3,988		$52,665

Omni Subaccount
2007
NScore Xtra	1,715	$9.452615	$16,210	1.4%	5.50%	1.73%
NScore Lite	3,010	$9.452615	$28,451	1.4%	5.50%	1.73%

	4,725		$44,661

2006
NScore Xtra	1,788	$8.959519	$16,023	1.4%	11.76%	1.46%
NScore Lite	3,121	$8.959519	$27,960	1.4%	11.76%	1.46%

	4,909		$43,983

2005
NScore Xtra	1,992	$8.017060	$15,966	1.4%	7.98%	1.37%
NScore Lite	2,465	$8.017060	$19,763	1.4%	7.98%	1.37%

	4,457		$35,729

2004
NScore Xtra	1,399	$7.424696	$10,390	1.4%	5.63%	12.79%
NScore Lite	1,978	$7.424696	$14,686	1.4%	5.63%	12.79%

	3,377		$25,076

International Subaccount
2007
NScore Xtra	86,404	$12.843968	$1,109,764	1.4%	7.93%	0.00%
NScore Lite	270,129	$12.843968	$3,469,529	1.4%	7.93%	0.00%
NScore Premier	33,876	$12.843968	$435,105	1.4%	7.93%	0.00%
NScore Value	23,008	$13.473412	$310,003	0.9%	8.46%	0.00%

	413,417		$5,324,401

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
International Subaccount (continued)
2006
NScore Xtra	84,372	$11.900764	$1,004,101	1.4%	17.58%	0.21%
NScore Lite	215,742	$11.900764	$2,567,491	1.4%	17.58%	0.21%
NScore Premier	32,487	$11.900764	$386,618	1.4%	17.58%	0.21%
NScore Value	14,196	$12.422039	$176,343	0.9%	8.51%	0.85%	8/4/06

	346,797		$4,134,553

2005
NScore Xtra	52,420	$10.121037	$530,550	1.4%	7.89%	0.08%
NScore Lite	124,738	$10.121037	$1,262,473	1.4%	7.89%	0.08%
NScore Premier	9,219	$10.121037	$93,305	1.4%	7.89%	0.08%

	186,377		$1,886,328

2004
NScore Xtra	33,984	$9.380801	$318,801	1.4%	11.41%	0.00%
NScore Lite	22,292	$9.380801	$209,111	1.4%	11.41%	0.00%

	56,276		$527,912

2003
NScore Xtra	12,001	$8.420052	$101,053	1.4%	30.76%	0.00%
NScore Lite	2,983	$8.420052	$25,113	1.4%	30.76%	0.00%

	14,984		$126,166

Capital Appreciation Subaccount
2007
NScore Xtra	17,802	$20.029111	$356,557	1.4%	2.38%	0.44%
NScore Lite	56,223	$20.029111	$1,126,106	1.4%	2.38%	0.44%
NScore Premier	7,786	$20.029111	$155,945	1.4%	2.38%	0.44%
NScore Value	1,100	$21.010409	$23,106	0.9%	2.89%	1.01%

	82,911		$1,661,714

2006
NScore Xtra	18,638	$19.563088	$364,616	1.4%	14.77%	0.58%
NScore Lite	55,626	$19.563088	$1,088,217	1.4%	14.77%	0.58%
NScore Premier	7,942	$19.563088	$155,366	1.4%	14.77%	0.58%

	82,206		$1,608,199

2005
NScore Xtra	10,555	$17.045507	$179,913	1.4%	3.82%	1.20%
NScore Lite	31,170	$17.045507	$531,310	1.4%	3.82%	1.20%
NScore Premier	2,696	$17.045507	$45,958	1.4%	3.82%	1.20%

	44,421		$757,181

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Capital Appreciation Subaccount (continued)
2004
NScore Xtra	2,659	$16.418770	$43,661	1.4%	10.94%	0.80%
NScore Lite	1,126	$16.418770	$18,486	1.4%	10.94%	0.80%

	3,785		$62,147

Millennium Subaccount
2007
NScore Xtra	2,708	$9.590695	$25,968	1.4%	24.28%	0.00%
NScore Lite	10,605	$9.590695	$101,708	1.4%	24.28%	0.00%

	13,313		$127,676

2006
NScore Lite	6,858	$7.717060	$52,924	1.4%	5.90%	0.00%
International Small Co. Subaccount
2007
NScore Xtra	1,449	$20.159593	$29,217	1.4%	15.85%	0.00%
NScore Lite	3,862	$20.159593	$77,846	1.4%	15.85%	0.00%
NScore Premier	107	$20.159593	$2,158	1.4%	15.85%	0.00%
NScore Value	570	$21.007936	$11,978	0.9%	16.42%	0.00%

	5,988		$121,199

2006
NScore Xtra	1,071	$17.401955	$18,642	1.4%	24.61%	0.19%
NScore Lite	6,061	$17.401955	$105,470	1.4%	24.61%	0.19%
NScore Premier	120	$17.401955	$2,092	1.4%	24.61%	0.19%

	7,252		$126,204

2005
NScore Xtra	1,622	$13.965342	$22,654	1.4%	27.22%	0.57%
NScore Lite	2,581	$13.965342	$36,038	1.4%	27.22%	0.57%
NScore Premier	21	$13.965342	$298	1.4%	27.22%	0.57%

	4,224		$58,990

2004
NScore Xtra	1,631	$10.977275	$17,906	1.4%	19.20%	1.36%
NScore Lite	1,354	$10.977275	$14,858	1.4%	19.20%	1.36%

	2,985		$32,764

2003
NScore Lite	121	$9.209200	$1,116	1.4%	51.79%	0.00%
Aggressive Growth Subaccount
2007
NScore Xtra	12,150	$7.513151	$91,281	1.4%	27.75%	0.00%
NScore Lite	1,383	$7.513151	$10,392	1.4%	27.75%	0.00%

	13,533		$101,673

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Small Cap Growth Subaccount
2007
NScore Xtra	9,910	$7.457924	$73,911	1.4%	13.03%	0.00%
2006
NScore Xtra	4,188	$6.597966	$27,630	1.4%	23.87%	0.00%
2005
NScore Xtra	4,329	$5.326372	$23,059	1.4%	5.01%	0.00%
2004
NScore Xtra	4,452	$5.072075	$22,580	1.4%	9.90%	0.00%
2003
NScore Xtra	2,998	$4.615120	$13,834	1.4%	43.34%	0.00%
Mid Cap Opportunity Subaccount
2007
NScore Xtra	8,064	$18.652945	$150,417	1.4%	16.23%	0.00%
NScore Lite	12,683	$18.652945	$236,584	1.4%	16.23%	0.00%
NScore Premier	3,849	$18.652945	$71,786	1.4%	16.23%	0.00%
NScore Value	2,281	$19.566962	$44,636	0.9%	16.81%	0.00%

	26,877		$503,423

2006
NScore Xtra	798	$16.048749	$12,798	1.4%	8.14%	0.00%
NScore Lite	2,633	$16.048749	$42,261	1.4%	8.14%	0.00%

	3,431		$55,059

2005
NScore Xtra	937	$14.840842	$13,915	1.4%	8.47%	0.00%
NScore Lite	2,235	$14.840842	$33,165	1.4%	8.47%	0.00%

	3,172		$47,080

2004
NScore Xtra	659	$13.682335	$9,014	1.4%	11.99%	0.00%
NScore Lite	1,687	$13.682335	$23,081	1.4%	11.99%	0.00%

	2,346		$32,095

S&P 500 Index Subaccount
2007
NScore Xtra	3,572	$13.347257	$47,680	1.4%	3.60%	1.65%
NScore Lite	18,108	$13.347257	$241,689	1.4%	3.60%	1.65%
NScore Value	7,773	$14.001291	$108,838	0.9%	4.12%	7.01%

	29,453		$398,207

2006
NScore Xtra	3,576	$12.883020	$46,067	1.4%	13.71%	0.71%
NScore Lite	6,305	$12.883020	$81,230	1.4%	13.71%	0.71%

	9,881		$127,297

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
S&P 500 Index Subaccount (continued)
2005
NScore Xtra	3,579	$11.329667	$40,553	1.4%	3.03%	1.10%
NScore Lite	26,686	$11.329667	$302,344	1.4%	3.03%	1.10%

	30,265		$342,897

2004
NScore Xtra	3,583	$10.996761	$39,401	1.4%	8.78%	1.74%
NScore Lite	21,818	$10.996761	$239,926	1.4%	8.78%	1.74%

	25,401		$279,327

Blue Chip Subaccount
2007
NScore Lite	6,690	$11.409821	$76,333	1.4%	−10.00%	1.27%
2006
NScore Xtra	81	$12.677987	$1,022	1.4%	14.75%	0.73%
NScore Lite	5,254	$12.677987	$66,611	1.4%	14.75%	0.73%

	5,335		$67,633

2005
NScore Xtra	81	$11.048572	$894	1.4%	3.29%	0.98%
NScore Lite	15,788	$11.048572	$174,436	1.4%	3.29%	0.98%

	15,869		$175,330

2004
NScore Xtra	81	$10.696275	$870	1.4%	8.09%	1.78%
NScore Lite	15,789	$10.696275	$168,885	1.4%	8.09%	1.78%

	15,870		$169,755

2003
NScore Xtra	82	$9.896131	$809	1.4%	24.84%	0.44%
High Income Bond Subaccount
2007
NScore Xtra	6,749	$14.306057	$96,546	1.4%	2.09%	0.00%
NScore Lite	19,240	$14.306057	$275,248	1.4%	2.09%	0.00%
NScore Premier	3,235	$14.306057	$46,278	1.4%	2.09%	0.00%
NScore Value	4,096	$15.006808	$61,468	0.9%	2.60%	0.00%

	33,320		$479,540

2006
NScore Xtra	4,569	$14.012859	$64,011	1.4%	8.61%	0.00%
NScore Lite	6,323	$14.012859	$88,606	1.4%	8.61%	0.00%
NScore Premier	2,984	$14.012859	$41,814	1.4%	8.61%	0.00%
NScore Value	3,697	$14.626365	$54,080	0.9%	5.99%	0.00%	8/4/06

	17,573		$248,511

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
High Income Bond Subaccount (continued)
2005
NScore Xtra	3,749	$12.901575	$48,368	1.4%	1.57%	5.67%
NScore Lite	2,155	$12.901575	$27,801	1.4%	1.57%	5.67%

	5,904		$76,169

2004
NScore Xtra	2,876	$12.701656	$36,533	1.4%	9.14%	0.43%
NScore Lite	1,274	$12.701656	$16,185	1.4%	9.14%	0.43%

	4,150		$52,718

2003
NScore Xtra	1,494	$11.638098	$17,388	1.4%	21.09%	10.74%
NScore Lite	261	$11.638098	$3,033	1.4%	21.09%	10.74%

	1,755		$20,421

Capital Growth Subaccount
2007
NScore Lite	1,885	$23.303218	$43,935	1.4%	9.69%	0.00%
2006
NScore Lite	270	$21.245155	$5,737	1.4%	18.47%	0.00%
Nasdaq-100 Index Subaccount
2007
NScore Xtra	17,308	$4.817178	$83,377	1.4%	16.94%	0.00%
NScore Lite	60,483	$4.817178	$291,356	1.4%	16.94%	0.00%
NScore Premier	9,112	$4.817178	$43,896	1.4%	16.94%	0.00%
NScore Value	34,666	$5.003612	$173,453	0.9%	17.52%	0.00%

	121,569		$592,082

2006
NScore Xtra	20,640	$4.119424	$85,020	1.4%	5.14%	0.00%
NScore Lite	71,203	$4.119424	$293,317	1.4%	5.14%	0.00%
NScore Premier	10,694	$4.119424	$44,054	1.4%	5.14%	0.00%

	102,537		$422,391

2005
NScore Xtra	8,763	$3.918202	$34,332	1.4%	0.04%	0.00%
NScore Lite	74,502	$3.918202	$291,915	1.4%	0.04%	0.00%
NScore Premier	3,150	$3.918202	$12,344	1.4%	0.04%	0.00%

	86,415		$338,591

2004
NScore Lite	40,195	$3.916679	$157,430	1.4%	8.48%	0.00%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bristol Subaccount
2007
NScore Xtra	16,352	$14.762770	$241,394	1.4%	6.26%	0.60%
NScore Lite	58,847	$14.762770	$868,754	1.4%	6.26%	0.60%
NScore Premier	7,859	$14.762770	$116,022	1.4%	6.26%	0.60%
NScore Value	7,636	$15.182553	$115,929	0.9%	6.79%	0.82%

	90,694		$1,342,099

2006
NScore Xtra	10,941	$13.893341	$152,003	1.4%	14.82%	0.47%
NScore Lite	39,527	$13.893341	$549,166	1.4%	14.82%	0.47%
NScore Premier	7,321	$13.893341	$101,713	1.4%	14.82%	0.47%
NScore Value	4,047	$14.217544	$57,544	0.9%	11.36%	1.78%	8/4/06

	61,836		$860,426

2005
NScore Xtra	4,750	$12.100392	$57,478	1.4%	10.49%	0.00%
NScore Lite	18,926	$12.100392	$229,015	1.4%	10.49%	0.00%
NScore Premier	1,720	$12.100392	$20,812	1.4%	10.49%	0.00%

	25,396		$307,305

Bryton Growth Subaccount
2007
NScore Xtra	11,363	$12.403461	$140,936	1.4%	8.37%	0.00%
NScore Lite	51,465	$12.403461	$638,349	1.4%	8.37%	0.00%
NScore Premier	5,629	$12.403461	$69,813	1.4%	8.37%	0.00%
NScore Value	9,085	$12.756208	$115,894	0.9%	8.91%	0.00%

	77,542		$964,992

2006
NScore Xtra	6,739	$11.445796	$77,128	1.4%	15.13%	0.00%
NScore Lite	28,750	$11.445796	$329,067	1.4%	15.13%	0.00%
NScore Premier	4,940	$11.445796	$56,541	1.4%	15.13%	0.00%
NScore Value	4,953	$11.712928	$58,019	0.9%	14.78%	0.00%	8/4/06

	45,382		$520,755

2005
NScore Xtra	2,424	$9.941498	$24,108	1.4%	2.87%	0.04%
NScore Lite	13,246	$9.941498	$131,681	1.4%	2.87%	0.04%
NScore Premier	1,266	$9.941498	$12,585	1.4%	2.87%	0.04%

	16,936		$168,374

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
U.S. Equity Subaccount
2007
NScore Xtra	19,110	$14.776714	$282,378	1.4%	11.60%	0.37%
NScore Lite	53,161	$14.776714	$785,550	1.4%	11.60%	0.37%
NScore Premier	9,232	$14.776714	$136,414	1.4%	11.60%	0.37%

	81,503		$1,204,342

2006
NScore Xtra	19,171	$13.240888	$253,844	1.4%	6.44%	0.47%
NScore Lite	50,187	$13.240888	$664,519	1.4%	6.44%	0.47%
NScore Premier	4,787	$13.240888	$63,389	1.4%	6.44%	0.47%

	74,145		$981,752

2005
NScore Xtra	9,264	$12.439661	$115,237	1.4%	7.21%	0.00%
NScore Lite	23,499	$12.439661	$292,320	1.4%	7.21%	0.00%

	32,763		$407,557

2004
NScore Xtra	6,313	$11.602603	$73,253	1.4%	16.03%	0.00%
NScore Lite	4,601	$11.602603	$53,382	1.4%	16.03%	0.00%

	10,914		$126,635

Balanced Subaccount
2007
NScore Xtra	10,579	$14.153886	$149,738	1.4%	10.74%	0.00%
2006
NScore Xtra	10,591	$12.781084	$135,362	1.4%	11.57%	1.56%
Income Opportunity Subaccount
2007
NScore Lite	5,333	$11.869912	$63,300	1.4%	6.82%	0.00%
2006
NScore Lite	3,851	$11.111810	$42,795	1.4%	2.72%	0.00%
2005
NScore Lite	1,266	$10.817466	$13,691	1.4%	1.56%	0.00%
2004
NScore Lite	802	$10.651383	$8,537	1.4%	6.51%	0.00%
Target VIP Subaccount
2007
NScore Xtra	4,008	$11.959727	$47,937	1.4%	8.21%	0.88%
NScore Lite	18,447	$11.959727	$220,625	1.4%	8.21%	0.88%
NScore Premier	5,899	$11.959727	$70,549	1.4%	8.21%	0.88%

	28,354		$339,111

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Target VIP Subaccount (continued)
2006
NScore Xtra	4,228	$11.052135	$46,727	1.4%	9.24%	0.02%
NScore Lite	9,162	$11.052135	$101,261	1.4%	9.24%	0.02%

	13,390		$147,988

2005
NScore Xtra	4,389	$10.117607	$44,410	1.4%	1.18%	0.00%	11/2/05
Target Equity/Income Subaccount
2007
NScore Lite	142,133	$11.870441	$1,687,184	1.4%	8.89%	1.99%
2006
NScore Lite	1,227	$10.901793	$13,381	1.4%	7.86%	0.78%
Wells Fargo Advantage Variable Trust Funds (note 3):
Opportunity Subaccount
2007
NScore Xtra	2,284	$17.837706	$40,741	1.4%	5.15%	0.60%
2006
NScore Xtra	2,297	$16.964296	$38,973	1.4%	10.67%	0.00%
2005
NScore Xtra	2,979	$15.328247	$45,666	1.4%	6.40%	0.00%
2004
NScore Xtra	2,997	$14.406341	$43,169	1.4%	16.58%	0.00%
2003
NScore Xtra	1,003	$12.357050	$12,394	1.4%	35.12%	0.17%
Van Kampen Universal Institutional Funds- Class II:
Core Plus Fixed Income Subaccount
2007
NScore Xtra	5,066	$12.829716	$64,998	1.4%	3.76%	1.34%
NScore Lite	34,054	$12.829716	$436,903	1.4%	3.76%	1.34%
NScore Premier	122	$12.829716	$1,570	1.4%	3.76%	1.34%
NScore Value	5,928	$13.129493	$77,828	0.9%	4.27%	0.00%

	45,170		$581,299

2006
NScore Xtra	307	$12.365096	$3,804	1.4%	2.13%	3.95%
NScore Lite	4,564	$12.365096	$56,429	1.4%	2.13%	3.95%

	4,871		$60,233

2005
NScore Xtra	310	$12.106652	$3,741	1.4%	2.50%	3.59%
NScore Lite	3,902	$12.106652	$47,246	1.4%	2.50%	3.59%

	4,212		$50,987

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class II: (continued)
Core Plus Fixed Income Subaccount (continued)
2004
NScore Xtra	311	$11.811075	$3,669	1.4%	2.63%	3.51%
NScore Lite	3,099	$11.811075	$36,604	1.4%	2.63%	3.51%

	3,410		$40,273

2003
NScore Xtra	312	$11.508186	$3,591	1.4%	15.08%	0.00%
U.S. Real Estate Subaccount
2007
NScore Xtra	14,604	$21.866390	$319,341	1.4%	-18.42%	1.01%
NScore Lite	51,607	$21.866390	$1,128,476	1.4%	-18.42%	1.01%
NScore Premier	9,161	$21.866390	$200,315	1.4%	-18.42%	1.01%
NScore Value	5,047	$22.377021	$112,927	0.9%	-18.01%	0.96%

	80,419		$1,761,059

2006
NScore Xtra	8,663	$26.804210	$232,196	1.4%	35.77%	0.95%
NScore Lite	25,154	$26.804210	$674,237	1.4%	35.77%	0.95%
NScore Premier	5,436	$26.804210	$145,714	1.4%	35.77%	0.95%
NScore Value	2,221	$27.294010	$60,616	0.9%	15.29%	0.00%	8/4/06

	41,474		$1,112,763

2005
NScore Xtra	6,281	$19.741881	$124,010	1.4%	15.14%	1.17%
NScore Lite	15,978	$19.741881	$315,442	1.4%	15.14%	1.17%
NScore Premier	2,937	$19.741881	$57,973	1.4%	15.14%	1.17%

	25,196		$497,425

2004
NScore Xtra	3,636	$17.145445	$62,337	1.4%	34.19%	1.80%
NScore Lite	3,023	$17.145445	$51,833	1.4%	34.19%	1.80%

	6,659		$114,170

2003
NScore Xtra	1,151	$12.777148	$14,706	1.4%	27.77%	0.00%
NScore Lite	642	$12.777148	$8,209	1.4%	27.77%	0.00%

	1,793		$22,915

International Growth Equity Subaccount
2007
NScore Xtra	9,874	$12.130632	$119,772	1.4%	12.68%	0.47%
NScore Lite	28,153	$12.130632	$341,526	1.4%	12.68%	0.47%
NScore Premier	246	$12.130632	$2,983	1.4%	12.68%	0.47%
NScore Value	6,362	$12.231130	$77,813	0.9%	13.24%	1.09%

	44,635		$542,094

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds- Class II: (continued)
International Growth Equity Subaccount (continued)
2006
NScore Lite	1,446	$10.766000	$15,564	1.4%	7.66%	1.75%	5/1/06
Equity Growth Subaccount
2007
NScore Xtra	1,054	$12.278167	$12,943	1.4%	19.98%	0.00%
Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount
2007
NScore Xtra	83,092	$12.048574	$1,001,139	1.4%	0.08%	2.38%
NScore Lite	229,100	$12.048574	$2,760,322	1.4%	0.08%	2.38%
NScore Premier	38,594	$12.048574	$465,004	1.4%	0.08%	2.38%
NScore Value	33,739	$12.638935	$426,425	0.9%	0.58%	3.07%

	384,525		$4,652,890

2006
NScore Xtra	24,579	$12.038372	$295,884	1.4%	20.94%	2.30%
NScore Lite	94,455	$12.038372	$1,137,084	1.4%	20.94%	2.30%
NScore Premier	22,492	$12.038372	$270,773	1.4%	20.94%	2.30%
NScore Value	12,436	$12.565600	$156,263	0.9%	10.55%	8.91%	8/4/06

	153,962		$1,860,004

2005
NScore Xtra	12,577	$9.953801	$125,190	1.4%	2.50%	3.38%
NScore Lite	44,120	$9.953801	$439,161	1.4%	2.50%	3.38%
NScore Premier	8,917	$9.953801	$88,757	1.4%	2.50%	3.38%

	65,614		$653,108

2004
NScore Xtra	3,124	$9.711236	$30,339	1.4%	17.15%	4.73%
NScore Lite	3,343	$9.711236	$32,460	1.4%	17.15%	4.73%

	6,467		$62,799

2003
NScore Xtra	120	$8.289314	$997	1.4%	22.64%	1.45%
Structured U.S. Equity Subaccount
2007
NScore Xtra	19,547	$12.223335	$238,933	1.4%	−2.99%	1.07%
NScore Lite	51,336	$12.223335	$627,500	1.4%	−2.99%	1.07%
NScore Premier	6,898	$12.223335	$84,312	1.4%	−2.99%	1.07%

	77,781		$950,745

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Goldman Sachs Variable Insurance Trust: (continued)
Structured U.S. Equity Subaccount (continued)
2006
NScore Xtra	17,211	$12.600550	$216,859	1.4%	11.34%	1.35%
NScore Lite	48,147	$12.600550	$606,684	1.4%	11.34%	1.35%
NScore Premier	6,550	$12.600550	$82,536	1.4%	11.34%	1.35%

	71,908		$906,079

2005
NScore Xtra	10,066	$11.317571	$113,927	1.4%	5.04%	1.42%
NScore Lite	27,619	$11.317571	$312,582	1.4%	5.04%	1.42%
NScore Premier	2,224	$11.317571	$25,168	1.4%	5.04%	1.42%

	39,909		$451,677

2004
NScore Xtra	5,642	$10.774073	$60,789	1.4%	13.35%	1.50%
NScore Lite	3,350	$10.774073	$36,088	1.4%	13.35%	1.50%

	8,992		$96,877

2003
NScore Xtra	2,678	$9.505131	$25,455	1.4%	27.69%	3.17%
NScore Lite	196	$9.505131	$1,867	1.4%	27.69%	3.17%

	2,874		$27,322

Capital Growth Subaccount
2007
NScore Xtra	2,177	$12.420910	$27,042	1.4%	8.60%	0.19%
NScore Lite	8,290	$12.420910	$102,970	1.4%	8.60%	0.19%

	10,467		$130,012

2006
NScore Xtra	2,039	$11.437055	$23,322	1.4%	7.06%	0.08%
NScore Lite	6,256	$11.437055	$71,546	1.4%	7.06%	0.08%

	8,295		$94,868

2005
NScore Xtra	2,196	$10.682403	$23,457	1.4%	1.52%	0.15%
NScore Lite	23,148	$10.682403	$247,279	1.4%	1.52%	0.15%

	25,344		$270,736

2004
NScore Xtra	2,371	$10.522029	$24,952	1.4%	7.58%	1.04%
NScore Lite	23,255	$10.522029	$244,680	1.4%	7.58%	1.04%

	25,626		$269,632

2003
NScore Xtra	607	$9.780917	$5,936	1.4%	22.03%	0.66%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Lazard Retirement Series, Inc.:
Emerging Markets Subaccount
2007
NScore Xtra	13,841	$33.646647	$465,705	1.4%	31.45%	1.51%
NScore Lite	19,297	$33.646647	$649,250	1.4%	31.45%	1.51%
NScore Premier	4,388	$33.646647	$147,654	1.4%	31.45%	1.51%
NScore Value	1,440	$35.091985	$50,546	0.9%	32.11%	4.14%

	38,966		$1,313,155

2006
NScore Xtra	7,177	$25.595623	$183,692	1.4%	28.16%	0.50%
NScore Lite	7,220	$25.595623	$184,801	1.4%	28.16%	0.50%
NScore Premier	1,636	$25.595623	$41,878	1.4%	28.16%	0.50%

	16,033		$410,371

2005
NScore Xtra	6,356	$19.972051	$126,936	1.4%	38.84%	0.33%
NScore Lite	3,149	$19.972051	$62,896	1.4%	38.84%	0.33%
NScore Premier	945	$19.972051	$18,882	1.4%	38.84%	0.33%

	10,450		$208,714

2004
NScore Xtra	6,667	$14.384975	$95,903	1.4%	28.78%	0.80%
NScore Lite	1,299	$14.384975	$18,693	1.4%	28.78%	0.80%

	7,966		$114,596

Small Cap Subaccount
2007
NScore Xtra	6,591	$17.347767	$114,346	1.4%	−8.49%	0.00%
NScore Lite	1,516	$17.347767	$26,294	1.4%	−8.49%	0.00%
NScore Value	280	$18.093147	$5,072	0.9%	−8.03%	0.00%

	8,387		$145,712

2006
NScore Xtra	7,403	$18.956827	$140,347	1.4%	14.47%	0.00%
NScore Lite	3,984	$18.956827	$75,517	1.4%	14.47%	0.00%

	11,387		$215,864

2005
NScore Xtra	8,887	$16.560566	$147,172	1.4%	2.56%	0.00%
NScore Lite	3,420	$16.560566	$56,632	1.4%	2.56%	0.00%

	12,307		$203,804

2004
NScore Xtra	9,271	$16.146731	$149,699	1.4%	13.30%	0.00%
NScore Lite	2,073	$16.146731	$33,474	1.4%	13.30%	0.00%

	11,344		$183,173

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Lazard Retirement Series, Inc.: (continued)
Small Cap Subaccount (continued)
2003
NScore Xtra	1,348	$14.251640	$19,216	1.4%	35.33%	0.00%
U.S. Strategic Equity Subaccount
2007
NScore Value	3,970	$12.140826	$48,200	0.9%	−1.84%	3.29%
International Equity Subaccount
2007
NScore Xtra	8,478	$15.082802	$127,874	1.4%	9.25%	6.88%
NScore Lite	50,590	$15.082802	$763,020	1.4%	9.25%	6.88%
NScore Premier	502	$15.082802	$7,578	1.4%	9.25%	6.88%
NScore Value	35,527	$15.282850	$542,957	0.9%	9.79%	4.69%

	95,097		$1,441,429

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount
2007
NScore Xtra	15,377	$15.191887	$233,611	1.4%	8.59%	0.18%
NScore Lite	46,108	$15.191887	$700,452	1.4%	8.59%	0.18%
NScore Premier	5,023	$15.191887	$76,315	1.4%	8.59%	0.18%
NScore Value	4,846	$15.804539	$76,596	0.9%	9.13%	0.80%

	71,354		$1,086,974

2006
NScore Xtra	5,924	$13.990120	$82,885	1.4%	12.05%	0.00%
NScore Lite	17,545	$13.990120	$245,455	1.4%	12.05%	0.00%
NScore Premier	5,035	$13.990120	$70,441	1.4%	12.05%	0.00%

	28,504		$398,781

2005
NScore Xtra	5,999	$12.486109	$74,906	1.4%	19.59%	0.00%
NScore Lite	4,636	$12.486109	$57,881	1.4%	19.59%	0.00%
NScore Premier	4,368	$12.486109	$54,542	1.4%	19.59%	0.00%

	15,003		$187,329

2004
NScore Xtra	9,934	$10.440691	$103,720	1.4%	13.78%	0.00%
NScore Lite	6,050	$10.440691	$63,162	1.4%	13.78%	0.00%

	15,984		$166,882

2003
NScore Xtra	4,377	$9.176173	$40,161	1.4%	27.02%	0.00%
NScore Lite	305	$9.176173	$2,800	1.4%	27.02%	0.00%

	4,682		$42,961

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

The Prudential Series Fund, Inc.: (continued)
Jennison Subaccount
2007
NScore Xtra	3,422	$7.948311	$27,200	1.4%	10.01%	0.00%
NScore Lite	3,125	$7.948311	$24,835	1.4%	10.01%	0.00%

	6,547		$52,035

2006
NScore Xtra	4,243	$7.225319	$30,657	1.4%	−0.03%	0.00%
NScore Lite	916	$7.225319	$6,615	1.4%	−0.03%	0.00%

	5,159		$37,272

2005
NScore Xtra	4,156	$7.227488	$30,037	1.4%	12.45%	0.00%
NScore Lite	859	$7.227488	$6,209	1.4%	12.45%	0.00%

	5,015		$36,246

2004
NScore Xtra	5,679	$6.427045	$36,500	1.4%	7.71%	0.09%
NScore Lite	1,394	$6.427045	$8,957	1.4%	7.71%	0.09%

	7,073		$45,457

2003
NScore Lite	995	$5.967201	$5,936	1.4%	27.82%	0.00%
UBS Series Trust — Class I:
U.S. Allocation Subaccount
2007
NScore Xtra	1,853	$10.469115	$19,395	1.4%	0.49%	2.19%
2006
NScore Xtra	1,981	$10.418568	$20,644	1.4%	9.47%	2.41%
2005
NScore Xtra	1,997	$9.517604	$19,011	1.4%	5.13%	1.31%
2004
NScore Xtra	2,138	$9.053038	$19,355	1.4%	8.85%	0.30%
2003
NScore Xtra	694	$8.316999	$5,776	1.4%	25.61%	0.00%
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2007
NScore Xtra	15,485	$23.145481	$358,418	1.4%	13.74%	0.46%
NScore Lite	23,557	$23.145481	$545,240	1.4%	13.74%	0.46%
NScore Premier	9,207	$23.145481	$213,094	1.4%	13.74%	0.46%
NScore Value	9,691	$24.040022	$232,975	0.9%	14.30%	0.77%

	57,940		$1,349,727

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Mid Cap Subaccount (continued)
2006
NScore Xtra	7,415	$20.349982	$150,893	1.4%	10.86%	0.18%
NScore Lite	22,049	$20.349982	$448,697	1.4%	10.86%	0.18%
NScore Premier	5,887	$20.349982	$119,799	1.4%	10.86%	0.18%

	35,351		$719,389

2005
NScore Xtra	5,128	$18.357292	$94,153	1.4%	16.39%	0.00%
NScore Lite	23,238	$18.357292	$426,582	1.4%	16.39%	0.00%
NScore Premier	2,693	$18.357292	$49,433	1.4%	16.39%	0.00%

	31,059		$570,168

2004
NScore Xtra	3,260	$15.772044	$51,422	1.4%	22.93%	0.00%
NScore Lite	12,709	$15.772044	$200,443	1.4%	22.93%	0.00%

	15,969		$251,865

2003
NScore Lite	86	$12.829995	$1,106	1.4%	36.34%	0.00%
VIP Contrafund Subaccount
2007
NScore Xtra	53,925	$14.905057	$803,748	1.4%	15.67%	0.88%
NScore Lite	49,769	$14.905057	$741,824	1.4%	15.67%	0.88%
NScore Premier	25,733	$14.905057	$383,556	1.4%	15.67%	0.88%
NScore Value	23,557	$15.481257	$364,685	0.9%	16.25%	1.15%

	152,984		$2,293,813

2006
NScore Xtra	17,386	$12.885341	$224,025	1.4%	9.90%	1.16%
NScore Lite	28,164	$12.885341	$362,903	1.4%	9.90%	1.16%
NScore Premier	7,435	$12.885341	$95,803	1.4%	9.90%	1.16%

	52,985		$682,731

2005
NScore Xtra	14,193	$11.724900	$166,402	1.4%	15.04%	0.12%
NScore Lite	36,032	$11.724900	$422,475	1.4%	15.04%	0.12%
NScore Premier	3,184	$11.724900	$37,333	1.4%	15.04%	0.12%

	53,409		$626,210

2004
NScore Xtra	14,170	$10.191930	$144,415	1.4%	13.56%	0.01%
NScore Lite	31,305	$10.191930	$319,067	1.4%	13.56%	0.01%

	45,475		$463,482

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Contrafund Subaccount (continued)
2003
NScore Xtra	863	$8.974539	$7,742	1.4%	26.43%	0.00%
NScore Lite	123	$8.974539	$1,103	1.4%	26.43%	0.00%

	986		$8,845

VIP Growth Subaccount
2007
NScore Xtra	16,668	$8.545979	$142,443	1.4%	24.90%	0.55%
NScore Lite	1,542	$8.545979	$13,180	1.4%	24.90%	0.55%
NScore Value	1,343	$8.876477	$11,925	0.9%	25.52%	0.00%

	19,553		$167,548

2006
NScore Xtra	23,568	$6.842161	$161,258	1.4%	5.10%	0.22%
NScore Lite	4,364	$6.842161	$29,858	1.4%	5.10%	0.22%

	27,932		$191,116

2005
NScore Xtra	19,171	$6.509857	$124,804	1.4%	4.05%	0.30%
NScore Lite	26,132	$6.509857	$170,113	1.4%	4.05%	0.30%

	45,303		$294,917

2004
NScore Xtra	26,885	$6.256481	$168,206	1.4%	1.69%	0.02%
NScore Lite	24,331	$6.256481	$152,228	1.4%	1.69%	0.02%

	51,216		$320,434

2003
NScore Xtra	6,137	$6.152233	$37,752	1.4%	30.71%	0.00%
NScore Lite	180	$6.152233	$1,110	1.4%	30.71%	0.00%

	6,317		$38,862

VIP Equity-Income Subaccount
2007
NScore Xtra	21,673	$14.581349	$316,018	1.4%	−0.13%	1.80%
NScore Lite	69,519	$14.581349	$1,013,693	1.4%	−0.13%	1.80%
NScore Premier	17,604	$14.581349	$256,684	1.4%	−0.13%	1.80%
NScore Value	19,928	$14.888227	$296,696	0.9%	0.36%	1.81%

	128,724		$1,883,091

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Equity-Income Subaccount (continued)
2006
NScore Xtra	3,448	$14.600850	$50,355	1.4%	18.28%	7.68%
NScore Lite	16,578	$14.600850	$242,050	1.4%	18.28%	7.68%
NScore Premier	7,653	$14.600850	$111,736	1.4%	18.28%	7.68%
NScore Value	14,274	$14.834207	$211,739	0.9%	11.94%	7.94%	8/4/06

	41,953		$615,880

2005
NScore Xtra	1,139	$12.344563	$14,060	1.4%	4.12%	1.44%
2004
NScore Xtra	1,144	$11.856466	$13,568	1.4%	9.69%	0.00%
Janus Aspen Series — Service Shares :
Large Cap Growth Subaccount
2007
NScore Lite	20,005	$7.330106	$146,637	1.4%	13.20%	7.48%
Worldwide Growth Subaccount
2007
NScore Lite	3,945	$7.326674	$28,903	1.4%	7.85%	0.68%
2006
NScore Lite	2,438	$6.793699	$16,564	1.4%	16.31%	1.65%
2005
NScore Lite	2,438	$5.840921	$14,241	1.4%	4.11%	1.31%
2004
NScore Lite	1,556	$5.610137	$8,727	1.4%	3.08%	3.37%
Balanced Subaccount
2007
NScore Xtra	2,332	$12.634772	$29,464	1.4%	8.76%	2.02%
NScore Lite	107	$12.634772	$1,354	1.4%	8.76%	2.02%
NScore Value	1,445	$13.123249	$18,957	0.9%	9.30%	3.01%

	3,884		$49,775

2006
NScore Xtra	2,332	$11.617502	$27,092	1.4%	8.89%	2.86%
NScore Lite	914	$11.617502	$10,618	1.4%	8.89%	2.86%

	3,246		$37,710

2005
NScore Lite	722	$10.668607	$7,702	1.4%	6.18%	3.55%
2004
NScore Lite	108	$10.047828	$1,087	1.4%	6.79%	2.25%
2003
NScore Lite	109	$9.408634	$1,022	1.4%	12.15%	2.43%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
International Growth Subaccount
2007
NScore Xtra	45,252	$16.067383	$727,083	1.4%	26.24%	0.50%
NScore Lite	100,870	$16.067383	$1,620,724	1.4%	26.24%	0.50%
NScore Premier	25,850	$16.067383	$415,339	1.4%	26.24%	0.50%
NScore Value	17,949	$16.688619	$299,541	0.9%	26.87%	0.46%

	189,921		$3,062,687

2006
NScore Xtra	3,380	$12.727444	$43,022	1.4%	44.61%	2.50%
NScore Lite	38,544	$12.727444	$490,566	1.4%	44.61%	2.50%
NScore Premier	11,221	$12.727444	$142,812	1.4%	44.61%	2.50%
NScore Value	14,623	$13.154029	$192,347	0.9%	25.83%	2.58%	8/4/06

	67,768		$868,747

2005
NScore Lite	6,470	$8.801164	$56,943	1.4%	30.12%	1.41%
NScore Premier	51	$8.801164	$448	1.4%	30.12%	1.41%

	6,521		$57,391

2004
NScore Lite	1,641	$6.763671	$11,098	1.4%	17.04%	0.97%
J.P. Morgan Series Trust II:
Small Company Subaccount
2007
NScore Xtra	3,006	$13.159363	$39,560	1.4%	−6.98%	0.01%
NScore Lite	10,399	$13.159363	$136,836	1.4%	−6.98%	0.01%
NScore Premier	552	$13.159363	$7,270	1.4%	−6.98%	0.01%

	13,957		$183,666

2006
NScore Xtra	2,392	$14.146719	$33,830	1.4%	13.42%	0.00%
NScore Lite	6,091	$14.146719	$86,174	1.4%	13.42%	0.00%
NScore Premier	535	$14.146719	$7,571	1.4%	13.42%	0.00%

	9,018		$127,575

2005
NScore Xtra	2,215	$12.472601	$27,628	1.4%	1.99%	0.00%
NScore Lite	2,797	$12.472601	$34,890	1.4%	1.99%	0.00%

	5,012		$62,518

2004
NScore Xtra	2,073	$12.228991	$25,351	1.4%	25.41%	0.00%
NScore Lite	1,719	$12.228991	$21,020	1.4%	25.41%	0.00%

	3,792		$46,371

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

J.P. Morgan Series Trust II: (continued)
Small Company Subaccount (continued)
2003
NScore Xtra	609	$9.751226	$5,936	1.4%	34.10%	0.00%
Mid Cap Value Subaccount
2007
NScore Xtra	21,815	$20.844801	$454,739	1.4%	1.03%	0.88%
NScore Lite	61,964	$20.844801	$1,291,614	1.4%	1.03%	0.88%
NScore Premier	13,922	$20.844801	$290,201	1.4%	1.03%	0.88%

	97,701		$2,036,554

2006
NScore Xtra	15,989	$20.632066	$329,905	1.4%	15.23%	0.55%
NScore Lite	48,320	$20.632066	$996,933	1.4%	15.23%	0.55%
NScore Premier	5,846	$20.632066	$120,614	1.4%	15.23%	0.55%

	70,155		$1,447,452

2005
NScore Xtra	10,723	$17.904933	$191,994	1.4%	7.71%	0.16%
NScore Lite	26,502	$17.904933	$474,523	1.4%	7.71%	0.16%
NScore Premier	1,907	$17.904933	$34,137	1.4%	7.71%	0.16%

	39,132		$700,654

2004
NScore Xtra	7,217	$16.623513	$119,978	1.4%	19.38%	0.22%
NScore Lite	4,936	$16.623513	$82,043	1.4%	19.38%	0.22%

	12,153		$202,021

2003
NScore Xtra	3,633	$13.924440	$50,589	1.4%	27.84%	0.00%
NScore Lite	257	$13.924440	$3,583	1.4%	27.84%	0.00%

	3,890		$54,172

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2007
NScore Lite	234	$12.451903	$2,914	1.4%	0.83%	0.00%
2006
NScore Lite	1,125	$12.349275	$13,896	1.4%	11.37%	0.00%
2005
NScore Lite	898	$11.088033	$9,954	1.4%	3.58%	0.00%
2004
NScore Xtra	337	$10.704295	$3,605	1.4%	4.74%	0.00%
NScore Lite	898	$10.704295	$9,615	1.4%	4.74%	0.00%

	1,235		$13,220

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class: (continued)
New Discovery Subaccount (continued)
2003
NScore Xtra	284	$10.220014	$2,905	1.4%	31.59%	0.00%
Investors Growth Stock Subaccount
2007
NScore Xtra	2,262	$11.813853	$26,718	1.4%	9.48%	0.08%
NScore Lite	2,774	$11.813853	$32,781	1.4%	9.48%	0.08%

	5,036		$59,499

2006
NScore Xtra	2,286	$10.790536	$24,672	1.4%	5.83%	0.00%
NScore Lite	2,775	$10.790536	$29,942	1.4%	5.83%	0.00%

	5,061		$54,614

2005
NScore Xtra	2,286	$10.196440	$23,315	1.4%	2.79%	0.14%
NScore Lite	2,775	$10.196440	$28,293	1.4%	2.79%	0.14%

	5,061		$51,608

2004
NScore Xtra	2,349	$9.919542	$23,301	1.4%	7.48%	0.00%
NScore Lite	1,764	$9.919542	$17,502	1.4%	7.48%	0.00%

	4,113		$40,803

Mid Cap Growth Subaccount
2007
NScore Xtra	3,966	$10.397166	$41,238	1.4%	7.99%	0.00%
NScore Lite	26,444	$10.397166	$274,934	1.4%	7.99%	0.00%
NScore Premier	4,158	$10.397166	$43,228	1.4%	7.99%	0.00%
NScore Value	6,531	$10.719214	$70,011	0.9%	8.53%	0.00%

	41,099		$429,411

2006
NScore Xtra	718	$9.627990	$6,918	1.4%	0.89%	0.00%
NScore Lite	9,316	$9.627990	$89,692	1.4%	0.89%	0.00%
NScore Premier	3,148	$9.627990	$30,310	1.4%	0.89%	0.00%
NScore Value	5,810	$9.876987	$57,381	0.9%	8.63%	0.00%	8/4/06

	18,992		$184,301

Total Return Subaccount
2007
NScore Xtra	7,243	$13.687185	$99,136	1.4%	2.49%	2.29%
NScore Lite	8,781	$13.687185	$120,190	1.4%	2.49%	2.29%

	16,024		$219,326

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
Total Return Subaccount (continued)
2006
NScore Xtra	7,255	$13.354330	$96,888	1.4%	10.09%	2.13%
NScore Lite	1,751	$13.354330	$23,384	1.4%	10.09%	2.13%

	9,006		$120,272

2005
NScore Xtra	7,238	$12.130767	$87,804	1.4%	1.18%	1.11%
NScore Lite	4,486	$12.130767	$54,416	1.4%	1.18%	1.11%

	11,724		$142,220

2004
NScore Xtra	1,532	$11.988710	$18,368	1.4%	9.49%	1.47%
NScore Lite	2,749	$11.988710	$32,950	1.4%	9.49%	1.47%

	4,281		$51,318

2003
NScore Xtra	973	$10.949550	$10,659	1.4%	14.40%	0.00%
NScore Lite	2,763	$10.949550	$30,246	1.4%	14.40%	0.00%

	3,736		$40,905

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2007
NScore Xtra	39,210	$13.418119	$526,122	1.4%	9.13%	4.67%
NScore Lite	93,398	$13.418119	$1,253,228	1.4%	9.13%	4.67%
NScore Premier	12,814	$13.418119	$171,941	1.4%	9.13%	4.67%
NScore Value	2,410	$13.782516	$33,218	0.9%	9.68%	6.11%

	147,832		$1,984,509

2006
NScore Xtra	39,678	$12.295258	$487,845	1.4%	-0.67%	4.31%
NScore Lite	86,246	$12.295258	$1,060,421	1.4%	-0.67%	4.31%
NScore Premier	12,715	$12.295258	$156,333	1.4%	-0.67%	4.31%

	138,639		$1,704,599

2005
NScore Xtra	25,160	$12.378441	$311,451	1.4%	0.69%	3.02%
NScore Lite	52,364	$12.378441	$648,183	1.4%	0.69%	3.02%
NScore Premier	3,737	$12.378441	$46,254	1.4%	0.69%	3.02%

	81,261		$1,005,888

2004
NScore Xtra	12,948	$12.293387	$159,174	1.4%	7.41%	1.16%
NScore Lite	5,846	$12.293387	$71,863	1.4%	7.41%	1.16%

	18,794		$231,037

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Real Return Subaccount (continued)
2003
NScore Xtra	2,335	$11.445189	$26,727	1.4%	7.35%	0.95%
NScore Lite	1,967	$11.445189	$22,505	1.4%	7.35%	0.95%

	4,302		$49,232

Total Return Subaccount
2007
NScore Xtra	78,013	$12.391894	$966,734	1.4%	7.25%	4.84%
NScore Lite	208,742	$12.391894	$2,586,695	1.4%	7.25%	4.84%
NScore Premier	31,899	$12.391894	$395,291	1.4%	7.25%	4.84%
NScore Value	68,037	$12.728410	$866,006	0.9%	7.79%	4.75%

	386,691		$4,814,726

2006
NScore Xtra	16,658	$11.554016	$192,465	1.4%	2.42%	4.57%
NScore Lite	53,937	$11.554016	$623,194	1.4%	2.42%	4.57%
NScore Premier	25,966	$11.554016	$300,009	1.4%	2.42%	4.57%
NScore Value	39,060	$11.808941	$461,255	0.9%	2.17%	4.33%	8/4/06

	135,621		$1,576,923

2005
NScore Xtra	15,976	$11.280852	$180,223	1.4%	1.04%	3.48%
NScore Lite	15,555	$11.280852	$175,475	1.4%	1.04%	3.48%
NScore Premier	4,923	$11.280852	$55,539	1.4%	1.04%	3.48%

	36,454		$411,237

2004
NScore Xtra	14,360	$11.164475	$160,321	1.4%	3.44%	1.92%
NScore Lite	10,744	$11.164475	$119,955	1.4%	3.44%	1.92%

	25,104		$280,276

2003
NScore Xtra	6,510	$10.793274	$70,263	1.4%	3.59%	2.44%
NScore Lite	1,227	$10.793274	$13,240	1.4%	3.59%	2.44%

	7,737		$83,503

Global Bond Subaccount
2007
NScore Xtra	2,342	$13.521529	$31,669	1.4%	8.22%	3.30%
NScore Lite	11,863	$13.521529	$160,403	1.4%	8.22%	3.30%
NScore Premier	194	$13.521529	$2,618	1.4%	8.22%	3.30%
NScore Value	1,065	$13.888722	$14,795	0.9%	8.76%	3.52%

	15,464		$209,485

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Global Bond Subaccount (continued)
2006
NScore Lite	9,319	$12.494102	$116,433	1.4%	3.21%	3.32%
NScore Premier	193	$12.494102	$2,414	1.4%	3.21%	3.32%

	9,512		$118,847

2005
NScore Xtra	1,542	$12.105658	$18,663	1.4%	−7.91%	2.59%
NScore Lite	3,518	$12.105658	$42,589	1.4%	−7.91%	2.59%
NScore Premier	30	$12.105658	$361	1.4%	−7.91%	2.59%

	5,090		$61,613

2004
NScore Xtra	1,466	$13.145307	$19,277	1.4%	9.07%	1.85%
NScore Lite	1,090	$13.145307	$14,319	1.4%	9.07%	1.85%

	2,556		$33,596

2003
NScore Xtra	786	$12.051967	$9,467	1.4%	12.86%	2.15%
NScore Lite	89	$12.051967	$1,077	1.4%	12.86%	2.15%

	875		$10,544

Royce Capital Fund:
Micro-Cap Subaccount
2007
NScore Xtra	4,341	$22.213525	$96,428	1.4%	2.53%	1.63%
NScore Lite	9,225	$22.213525	$204,918	1.4%	2.53%	1.63%
NScore Premier	1,308	$22.213525	$29,059	1.4%	2.53%	1.63%
NScore Value	1,536	$22.732284	$34,908	0.9%	3.05%	4.77%

	16,410		$365,313

2006
NScore Xtra	282	$21.664558	$6,103	1.4%	19.40%	0.28%
NScore Lite	6,214	$21.664558	$134,631	1.4%	19.40%	0.28%
NScore Premier	1,316	$21.664558	$28,512	1.4%	19.40%	0.28%

	7,812		$169,246

2005
NScore Xtra	270	$18.144006	$4,907	1.4%	10.07%	0.62%
NScore Lite	2,477	$18.144006	$44,936	1.4%	10.07%	0.62%

	2,747		$49,843

2004
NScore Xtra	671	$16.483556	$11,058	1.4%	12.27%	0.00%
NScore Lite	1,301	$16.483556	$21,441	1.4%	12.27%	0.00%

	1,972		$32,499

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Royce Capital Fund: (continued)
Micro-Cap Subaccount (continued)
2003
NScore Xtra	199	$14.682104	$2,918	1.4%	46.82%	0.00%
NScore Lite	501	$14.682104	$7,356	1.4%	46.82%	0.00%

	700		$10,274

Small-Cap Subaccount
2007
NScore Xtra	13,802	$20.250592	$279,506	1.4%	−3.50%	0.07%
NScore Lite	16,115	$20.250592	$326,338	1.4%	−3.50%	0.07%
NScore Premier	9,231	$20.250592	$186,926	1.4%	−3.50%	0.07%
NScore Value	21,597	$20.723514	$447,576	0.9%	−-3.01%	0.10%

	60,745		$1,240,346

2006
NScore Xtra	7,967	$20.984162	$167,183	1.4%	13.98%	0.07%
NScore Lite	6,177	$20.984162	$129,612	1.4%	13.98%	0.07%
NScore Premier	1,143	$20.984162	$23,981	1.4%	13.98%	0.07%

	15,287		$320,776

2005
NScore Xtra	5,879	$18.410976	$108,237	1.4%	7.07%	0.00%
NScore Lite	4,968	$18.410976	$91,464	1.4%	7.07%	0.00%
NScore Premier	20	$18.410976	$364	1.4%	7.07%	0.00%

	10,867		$200,065

2004
NScore Xtra	6,541	$17.196019	$112,479	1.4%	23.22%	0.00%
NScore Lite	3,159	$17.196019	$54,324	1.4%	23.22%	0.00%

	9,700		$166,803

2003
NScore Xtra	1,682	$13.955225	$23,476	1.4%	39.55%	0.00%
NScore Lite	212	$13.955225	$2,958	1.4%	39.55%	0.00%

	1,894		$26,434

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount
2007
NScore Xtra	5,302	$14.982507	$79,431	1.4%	5.37%	1.20%
NScore Lite	7,600	$14.982507	$113,875	1.4%	5.37%	1.20%
NScore Value	10,796	$15.332459	$165,535	0.9%	5.89%	0.95%

	23,698		$358,841

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dreyfus Variable Investment Fund — Service Shares: (continued)
Appreciation Subaccount (continued)
2006
NScore Xtra	3,089	$14.219150	$43,918	1.4%	14.61%	1.10%
NScore Lite	4,439	$14.219150	$63,117	1.4%	14.61%	1.10%

	7,528		$107,035

2005
NScore Xtra	3,084	$12.406830	$38,269	1.4%	2.68%	0.00%
NScore Lite	1,316	$12.406830	$16,326	1.4%	2.68%	0.00%

	4,400		$54,595

2004
NScore Xtra	3,097	$12.082562	$37,425	1.4%	3.35%	1.74%
NScore Lite	1,300	$12.082562	$15,700	1.4%	3.35%	1.74%

	4,397		$53,125

2003
NScore Xtra	2,023	$11.691446	$23,647	1.4%	16.91%	4.64%
NScore Lite	106	$11.691446	$1,245	1.4%	16.91%	4.64%

	2,129		$24,892

Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount
2007
NScore Xtra	8,571	$15.246816	$130,682	1.4%	13.85%	1.78%
NScore Lite	41,904	$15.246816	$638,904	1.4%	13.85%	1.78%
NScore Premier	5,674	$15.246816	$86,503	1.4%	13.85%	1.78%
NScore Value	10,757	$15.449018	$166,184	0.9%	14.42%	0.82%

	66,906		$1,022,273

2006
NScore Xtra	6,187	$13.391491	$82,849	1.4%	19.77%	1.25%
NScore Lite	13,393	$13.391491	$179,359	1.4%	19.77%	1.25%
NScore Premier	3,529	$13.391491	$47,257	1.4%	19.77%	1.25%

	23,109		$309,465

2005
NScore Xtra	823	$11.180721	$9,194	1.4%	11.81%	0.00%	5/2/05
NScore Premier	3,299	$11.180721	$36,888	1.4%	11.81%	0.00%	5/2/05

	4,122		$46,082

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 2: (continued)
Franklin Flex Cap Securities Subaccount
2007
NScore Xtra	11,075	$13.026446	$144,265	1.4%	12.74%	0.00%
NScore Lite	57,377	$13.026446	$747,414	1.4%	12.74%	0.00%
NScore Premier	652	$13.026446	$8,492	1.4%	12.74%	0.00%
NScore Value	19,979	$13.199246	$263,710	0.9%	13.30%	0.00%

	89,083		$1,163,881

Franklin Income Securities Subaccount
2007
NScore Xtra	16,648	$12.366676	$205,885	1.4%	2.32%	3.07%
NScore Lite	15,864	$12.366676	$196,185	1.4%	2.32%	3.07%
NScore Premier	15,247	$12.366676	$188,556	1.4%	2.32%	3.07%
NScore Value	8,377	$12.530700	$104,968	0.9%	2.83%	2.06%

	56,136		$695,594

2006
NScore Lite	1,837	$12.086709	$22,203	1.4%	16.61%	3.61%
2005
NScore Lite	1,635	$10.364866	$16,945	1.4%	3.65%	0.00%	5/2/05
Legg Mason Partners Variable Equity Trust — Class I (note 3):
All Cap Subaccount
2006
NScore Lite	4,580	$19.471432	$89,173	1.4%	16.49%	3.49%
Fundamental Value Subaccount
2007
NScore Lite	5,301	$19.433681	$103,012	1.4%	−4.94%	2.95%	4/27/07
Investors Subaccount
2007
NScore Lite	677	$16.219704	$10,985	1.4%	2.46%	2.57%
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2007
NScore Xtra	23,564	$10.339577	$243,643	1.4%	1.62%	0.52%
NScore Lite	108,815	$10.339577	$1,125,105	1.4%	1.62%	0.52%
NScore Premier	13,097	$10.339577	$135,414	1.4%	1.62%	0.52%
NScore Value	28,899	$10.425294	$301,276	0.9%	2.13%	0.43%

	174,375		$1,805,438

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2007

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Neuberger Berman Advisers Management Trust — S Class: (continued)
AMT Regency Subaccount (continued)
2006
NScore Xtra	2,408	$10.174497	$24,504	1.4%	1.74%	0.98%	5/1/06
NScore Lite	22,846	$10.174497	$232,447	1.4%	1.74%	0.98%	5/1/06
NScore Premier	8,713	$10.174497	$88,646	1.4%	1.74%	0.98%	5/1/06
NScore Value	15,560	$10.207931	$158,838	0.9%	10.74%	0.00%	8/4/06

	49,527		$504,435

*	This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Although the Account commenced operations on March 18, 2003, it began tracking the value per unit on January 1, 2003. Accordingly, the 2003 total returns presented the actual twelve month return for the subaccount for the period ended December 31, 2003. Returns for 2004 and 2005 also represent a twelve month return except in the first year of inception. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

National Security Variable Account N

 Report of Independent Registered Public Accounting Firm

The Board of Directors of National Security Life and Annuity Company
 and Contract Owners of National Security Variable Account N:

We have audited the accompanying statements of assets and contract owners’ equity of National Security Variable Account N (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, OH
February 18, 2008

[THIS PAGE LEFT INTENTIONALLY BLANK]

National Security Variable Account N
Post Office Box 5363
Cincinnati, Ohio 45201-5363

Form 1322-NSLAC Rev. 2-08